Registration Nos:         33-59216
                                                                        811-7556

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    / X /

           Pre-Effective Amendment No.                                     /   /

           Post-Effective Amendment No. 19                                 / X /

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            / X /

           Amendment No. 20                                                / X /
                        (Check appropriate box or boxes)

                        LIBERTY VARIABLE INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)

                                  617-426-3750
              (Registrant's Telephone Number, including Area Code)

Name and Address of
Agent for Service                                      Copy to

Nancy L. Conlin, Esq.                                  John M. Loder, Esq.
Colonial Management Associates, Inc.                   Ropes & Gray
One Financial Center                                   One International Place
Boston, MA  02111                                      Boston, MA  02110-2624

It is proposed that this filing will become effective (check appropriate box):

/     /         Immediately upon filing pursuant to paragraph (b).

/     /         On (date) pursuant to paragraph (b).

/     /         60 days after filing pursuant to paragraph (a)(1).

/     /         on (date) pursuant to paragraph (a)(1).

/     /         75 days after filing pursuant to paragraph (a)(2).

/  X  /         on May 30, 2000 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/     /         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

An indefinite number of shares of beneficial interest of all existing and subsequently created series of the Trust under the Securities Act of 1933 were registered by the Registration Statement filed on March 18, 1993 under the Securities Act of 1933 pursuant to Rule 24f-2. A Rule 24f-2 Notice with respect to the fiscal year ended December 31, 1996 was filed on or about February 28, 1997.

                        LIBERTY VARIABLE INVESTMENT TRUST

                  Cross Reference Sheet Pursuant to Rule 481(a)
           (Liberty Newport Japan Opportunities Fund, Variable Series)
                  (Liberty Mid-Cap Value Fund, Variable Series)


Item Number of Form N-1A                          Prospectus Location or Caption
Part A

1.                                                Front Cover Page; Back Cover Page

2.                                                The Funds; Other Investment Strategies and Risks

3.                                                Not Applicable

4.                                                The Funds

5.                                                Not Applicable

6.                                                Trust Management Organizations

7.                                                Shareholder Information

8.                                                The Trust

9.                                                Not Applicable


                       LIBERTY VARIABLE INVESTMENT TRUST


PROSPECTUS DATED JUNE 1, 2000


Liberty Newport Japan Opportunities Fund, Variable Series
Liberty Mid-Cap Value Fund, Variable Series

CLASS A AND B SHARES

Trust shares available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *
This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.
                                     * * * *
Although these securities have been registered with the Securities and Exchange Commission (SEC), the SEC has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

          NOT FDIC                 MAY LOSE VALUE
          INSURED                 NO BANK GUARANTEE

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


THE TRUST                                                               3


THE FUNDS                                                               4

Each of these sections discusses the following
topics: Investment Goal, Primary Investment Strategies
and Primary Investment Risks
Liberty Newport Japan Opportunities Fund, Variable Series...............4
Liberty Mid-Cap Value Fund, Variable Series.............................5

TRUST MANAGEMENT ORGANIZATIONS                                          7
The Trustees............................................................7
Investment Advisor......................................................7
Investment Sub-Advisors.................................................7
Distribution and Service Fees...........................................8


SHAREHOLDER INFORMATION                                                 10
Purchases and Redemptions...............................................10
How the Funds Calculate Net Asset Value.................................10
Dividends and Distributions.............................................10
Tax Consequences........................................................10

                                    THE TRUST

Liberty Variable Investment Trust ("Trust") includes [eighteen] separate mutual funds, each with its own investment goal and strategies. This Prospectus contains information about two of the Funds ("Funds") in the Trust. Liberty Advisory Services Corp. ("LASC") is the investment advisor to each Fund. LASC has appointed a Sub-Advisor for each Fund, all of which are affiliates of LASC. Each Fund is sub-advised by the following Sub-Advisor:


                                     Fund                                                           Sub-Advisor
                                    -----------                                                     -----------


Liberty Newport Japan Opportunities Fund, Variable Series (Japan Opportunities Fund)    Newport Fund Management, Inc.
                                                                                        ("Newport")
--------------------------------------------------------------------------------------------------------------------------
Liberty Mid-Cap Value Fund, Variable Series (Mid-Cap Value Fund)                         Colonial Management Associates, Inc.
                                                                                        ("Colonial")
--------------------------------------------------------------------------------------------------------------------------

Other Funds may be added to or deleted from the Trust from time to time. The Trust offers two classes of shares - Class A and Class B. Each share class has its own separate expense structure.

The Trust's Funds are investment options under variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") issued by life insurance companies ("Participating Insurance Companies"). Some (but not all) Participating Insurance Companies are affiliated with the investment advisor to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriters of the Funds are Keyport Financial Services Corp. ("KFSC") and Liberty Funds Distributor, Inc. ("LFD"). KFSC serves as principal underwriter of the shares of the portfolios of the Trust with respect to the sale of shares to Participating Insurance Companies that are affiliated with LASC and LFD serves as principal underwriter with respect to the sale of shares to Participating Insurance Companies that are not affiliated with LASC. KFSC and LFD are affiliates of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                    THE FUNDS

                LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND, VARIABLE SERIES


INVESTMENT GOAL

The Fund seeks capital appreciation.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests substantially all of its assets in stocks of companies whose principle activities are in Japan. Newport will determine where a company's principle activities are located by considering its country of organization, the principle trading market for its stocks and the source of its revenues and location of its assets. The Fund invests in stocks of well-established companies with histories of consistent earnings growth in industries with attractive or improving prospects.

At times, Newport may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing or market, economic or political conditions.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinnsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Because the Fund's investments are concentrated in Japan, the value of the Fund's shares is susceptible to country concentration risks. The political, economic and market conditions within Japan and movements in the currency exchange rates between Japan and the U.S. may cause the value of the Fund's shares to fluctuate more widely than the value of the shares of a fund that invests in companies located in a number of different countries. The Fund's concentration in Japan may also result in greater losses to the Fund than if the Fund were more geographically diversified.

                   LIBERTY MID-CAP VALUE FUND, VARIABLE SERIES



INVESTMENT GOAL

The Fund seeks long-term growth.

PRIMARY INVESTMENT STRATEGIES

The Fund invests, under normal market conditions, primarily in middle capitalization stocks. Middle capitalization stocks are stocks with market capitalizations between $400 million and the largest stock in the Russell Mid Cap Index at the time of purchase. In addition, any stock that is a member of the S&P MidCap 400 Index is considered a middle capitalization stock.

In managing the Fund, Colonial uses a value investing strategy that focuses on buying stocks cheaply when they are under valued or "out of favor." Colonial buys stocks that have attractive current prices, consistent operating performance and/or favorable future growth prospects. Colonial's strategy uses fact-based, quantitative analysis supported by fundamental business and financial analyses.

At times, Colonial may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's goal or investment strategies.


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

                         TRUST MANAGEMENT ORGANIZATIONS


THE TRUSTEES

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information (SAI) contains names of and biographical information on the Trustees.


INVESTMENT ADVISOR

LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Trust. LASC is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. ("LFC"). LASC has been an investment advisor since 1993. As of March 31, 2000, LASC managed over $____ million in assets. LASC designates the Trust's Sub-Advisors, evaluates and monitors the Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether the Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.

For its services as investment advisor, the Trust pays LASC a management fee at the following annual rates of the average daily net assets of each specified
Fund:

          Liberty Newport Japan Opportunities Fund, Variable Series             ____%
          Liberty Mid-Cap Value Fund, Variable Series                           ____%

INVESTMENT SUB-ADVISORS

The Sub-Advisors manage the assets of the Funds under the supervision of LASC and the Board of Trustees. Each Sub-Advisor determines which securities and other instruments are purchased and sold for the Fund(s) it sub-advises. Each Sub-Advisor is an indirect wholly-owned subsidiary of LFC.

NEWPORT

Newport, is the sub-advisor of Japan Opportunities Fund. Newport's principal business address is 580 California Street, Suite 1960, San Francisco, California 94104. As of March 31, 2000, Newport managed over $1.3 billion in assets.

LASC, out of the management fees it receives from the Trust, pays Newport a sub-advisory fee at the annual rate of ____% of the average daily net assets of the Japan Opportunities Fund.

DAVID SMITH, a senior vice president of Newport and its immediate parent, Newport Pacific Management, Inc. ("Newport Pacific"), is the manager for the Japan Opportunities Fund and has managed various other funds or accounts on behalf of Newport Pacific since October, 1994.

COLONIAL

Colonial, an investment advisor since 1931, is the Sub-Advisor of the Mid-Cap Value Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. As of March 31, 2000, Colonial managed over $____ billion in assets.

LASC, out of the management fees it receives from the Trust, pays Colonial a sub-advisory fee of ____% of the average daily net assets of the Mid-Cap Value Fund.

JAMES P. HAYNIE, a senior vice president of Colonial, is a co-manager of the Mid-Cap Value Fund. He has been employed by Colonial since 1993 and has managed other funds Colonial advises since that time.

MICHAEL REGA, a vice president of Colonial, is a co-manager of the Mid-Cap Value Fund. He has been employed by Colonial since 1993 as an analyst or co-manager of other funds Colonial advises.

Colonial also provides transfer agency, pricing and record keeping services for the Funds under separate agreements.

Colonial's investment advisory business is managed together with the mutual funds and institutional investment advisory business of its affiliate, Stein Roe & Farnham Incorporated (Stein Roe). Colonial is part of a larger business unit that includes several separate legal entities known as Liberty Funds Group LLC
(LFG). The LFG business unit and Stein Roe are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor. Colonial, the other entities that make up LFG and Stein Roe are subsidiaries of Liberty Financial Companies, Inc.

AFFILIATED BROKER/DEALER

Colonial can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


DISTRIBUTION AND SERVICE FEES

The Trust has adopted a plan for and on behalf of the Trust's Class B shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Trust pays the distributor a service fee of 0.25% of the average daily net assets attributable to the Class B shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are not subject to a service fee.

                             SHAREHOLDER INFORMATION


PURCHASE AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value ("NAV") without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


HOW THE FUNDS CALCULATE NET ASSET VALUE NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. The NAV is determined at the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. A Fund values each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

The Fund's foreign securities may trade on days when the NYSE is closed for trading and Participating Insurance Companies may not purchase or redeem shares.


DIVIDENDS AND DISTRIBUTIONS Each Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of each Fund realized during the fiscal year are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.


TAX CONSEQUENCES Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.
                                                                               8

FOR MORE INFORMATION

You may wish to read the SAI for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports, the SAI, or request other information and discuss your questions about the Funds by writing or calling:

Keyport Financial Services Corp.
125 High Street
Boston, MA 02111
1-800-437-4466

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Funds by visiting the following location and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing or calling:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009


Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust:  811-07556

Liberty Newport Japan Opportunities Fund, Variable Series
Liberty Mid-Cap Value Fund, Variable Series

                        LIBERTY VARIABLE INVESTMENT TRUST

                  Cross Reference Sheet Pursuant to Rule 481(a)
                      (Rydex Technology Fund, Variable Series)
                (Rydex Financial Services Fund, Variable Series)
                    (Rydex Health Care Fund, Variable Series)


Item Number of Form N-1A                          Prospectus Location or Caption
Part A

1.                                                Front Cover Page; Back Cover Page

2.                                                The Funds; Other Investment Strategies and Risks

3.                                                Not Applicable

4.                                                The Funds

5.                                                Not Applicable

6.                                                Trust Management Organizations

7.                                                Shareholder Information

8.                                                The Trust

9.                                                Not Applicable


                        LIBERTY VARIABLE INVESTMENT TRUST


PROSPECTUS DATED JUNE 1, 2000

Rydex Financial Services Fund, Variable Series
Rydex Health Care Fund, Variable Series
Rydex Technology Fund, Variable Series

CLASS A AND B SHARES



Trust shares available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *
This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.
                                     * * * *
Although these securities have been registered with the Securities and Exchange Commission (SEC), the SEC has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

          NOT FDIC                 MAY LOSE VALUE
          INSURED                 NO BANK GUARANTEE

--------------------------------------------------------------------------------



                                TABLE OF CONTENTS


THE TRUST                                                                                                            3


THE FUNDS                                                                                                            4

Each of these sections discusses the following
topics: Investment Goal, Primary Investment Strategies
and Primary Investment Risks
Rydex Financial Services Fund, Variable Series.......................................................................4
Rydex Health Care Fund, Variable Series..............................................................................5
Rydex Technology Fund, Variable Series...............................................................................6


TRUST MANAGEMENT ORGANIZATIONS                                                                                       7

The Trustees.........................................................................................................7
Investment Advisor...................................................................................................7
Investment Sub-Advisor and Portfolio Manager.........................................................................7
Distribution and Service Fees........................................................................................8


OTHER INVESTMENT STRATEGIES AND RISKS                                                                                9

SHAREHOLDER INFORMATION                                                                                              10

Purchases and Redemptions............................................................................................10
How the Funds Calculate Net Asset Value..............................................................................10
Dividends and Distributions..........................................................................................10
Tax Consequences.....................................................................................................10

                                    THE TRUST

Liberty Variable Investment Trust ("Trust") includes [eighteen] separate mutual funds, each with its own investment goal and strategies. This Prospectus contains information about three of the Funds (collectively, "Funds") in the Trust, Rydex Financial Services Fund, Variable Series ("Financial Services Fund"), Rydex Health Care Fund, Variable Series ("Health Care Fund") and Rydex Technology Fund, Variable Series ("Technology Fund"). Liberty Advisory Services Corp. ("LASC") is the investment advisor to each Fund. LASC has appointed Colonial Management Associates, Inc. ("Colonial") Sub-Advisor for each Fund, which is an affiliate of LASC. Colonial delegates investment management responsibility for the Funds to PADCO Advisors, Inc. ("PADCO"). Under these arrangements, PADCO has full investment discretion and authority over each Fund's investments.

Other Funds may be added to or deleted from the Trust from time to time. The Trust offers two classes of shares - Class A and Class B. Each share class has its own expense structure.

The Trust's Funds are investment options under variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") issued by life insurance companies ("Participating Insurance Companies"). Some (but not all) Participating Insurance Companies are affiliated with the investment advisor to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriters of the Funds are Keyport Financial Services Corp. ("KFSC") and Liberty Funds Distributor, Inc. ("LFD"). KFSC serves as principal underwriter of the shares of the portfolios of the Trust with respect to the sale of shares to Participating Insurance Companies that are affiliated with LASC and LFD serves as principal underwriter with respect to the sale of shares to Participating Insurance Companies that are not affiliated with LASC. KFSC and LFD are affiliates of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                    THE FUNDS

                LIBERTY FINANCIAL SERVICES FUND, VARIABLE SERIES


INVESTMENT GOAL

The Fund seeks capital appreciation.


PRIMARY INVESTMENT STRATEGIES

The Fund invests in companies that are involved in the financial services sector ("Financial Services Companies"). The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Because the Fund primarily invests in equity securities, it is subject to equity risk. The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

Since the Fund invests in the securities of a limited number of issuers conducting business in the technology sector, it is subject to concentration risk. Concentration risk is the risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

Since the Fund is non-diversified, the Fund may invest in the securities of a relatively few number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number issuers, the Fund is subject to the risks of investing in those few issuers, and may be susceptible to a single adverse economic or regulatory occurrence.

                    LIBERTY HEALTH CARE FUND, VARIABLE SERIES



INVESTMENT GOAL

The Fund seeks capital appreciation.


PRIMARY INVESTMENT STRATEGIES

The Fund invests in companies that are involved in the health care industry ("Health Care Companies"). The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Because the Fund primarily invests in equity securities, it is subject to equity risk. The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

Since the Fund invests in the securities of a limited number of issuers conducting business in the health care sector, it is subject to concentration risk. Concentration risk is the risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

Since the Fund is non-diversified, the Fund may invest in the securities of a relatively few number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be susceptible to a single adverse economic or regulatory occurrence.

                    LIBERTY TECHNOLOGY FUND, VARIABLE SERIES


INVESTMENT GOAL

The Fund seeks capital appreciation.


PRIMARY INVESTMENT STRATEGIES

The Fund invests in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies which the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications.
health care, and biotechnology sectors.

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Because the Fund primarily invests in equity securities, it is subject to equity risk. The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day. This volatility may cause the value of your investment in the Fund to decrease.

Since the Fund invests in the securities of a limited number of issuers conducting business in the technology sector, it is subject to concentration risk. Concentration risk is the risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Since the Fund is non-diversified, the Fund may invest in the securities of a relatively few number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be susceptible to a single adverse economic or regulatory occurrence.

                         TRUST MANAGEMENT ORGANIZATIONS


THE TRUSTEES

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information (SAI) contains names of and biographical information on the Trustees.


INVESTMENT ADVISOR

LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Trust. LASC is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. ("LFC"). LASC has been an investment advisor since 1993. As of March 31, 2000, LASC managed over $____ million in assets. LASC designates the Trust's Sub-Advisors, evaluates and monitors the Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether the Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.

For its services as investment advisor, the Trust pays LASC a management fee at the following annual rates of the average daily net assets of each specified
Fund:

     Rydex Financial Services Fund, Variable Series                        0.00%
     Rydex Health Care Fund, Variable Series                               0.00%
     Rydex Technology Fund, Variable Series                                0.00%

INVESTMENT SUB-ADVISOR AND PORTFOLIO MANAGER

COLONIAL
Colonial, an investment advisor since 1931, is the Sub-Advisor of each of the Financial Services Fund, Health Care Fund and Technology Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. Colonial is an indirect wholly-owned subsidiary of LFC. As of March 31, 2000, Colonial managed over $____ billion in assets.

LASC, out of the management fees it receives from the Trust, pays Colonial sub-advisory fees at the following annual rates of the average daily net assets of each specified Fund:

     Rydex Financial Services Fund, Variable Series                        0.00%
     Rydex Health Care Fund, Variable Series                               0.00%
     Rydex Technology Fund, Variable Series                                0.00%

Colonial also provides transfer agency, pricing and record keeping services for the Funds under separate agreements.

As investment sub-advisor, Colonial provides investment management oversight to the Funds' portfolio manager.

PADCO
PADCO, located at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 is the Portfolio Manager of the Funds. Albert P. Viragh, Jr., the Chairman at the Board and President of PADCO, owns a controlling interest in PADCO. PADCO has been an investment advisor since 199__. As of March 31, 2000, PADCO managed over $____ in assets.

Out of the management fees received form LASC, Colonial pays PADCO a fee at the following annual rates of average daily net assets of each specified Fund.

          Rydex Financial Services Fund, Variable Series                        ____%
          Rydex Health Care Fund, Variable Series                               ____%
          Rydex Technology Fund, Variable Series                                ____%

Each Fund is managed by a team and no one person is responsible for making investment decisions for a specific Fund.

DISTRIBUTION AND SERVICE FEES

The Trust has adopted a plan for and on behalf of the Trust's Class B shares in accordance with Rule 12b-1 ("Plan") under the Investment Company Act of 1940. Under the plan, the Trust pays the distributor a service fee of 0.25% of the average daily net assets attributable to the Fund's shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are not subject to a service fee.

                      OTHER INVESTMENT STRATEGIES AND RISKS


Each Fund's primary investments and its risks are described above under "Primary Investment Strategies" and "Primary Investment Risks". This section describes other investments a Fund may make that are not primary strategies and the risks associated with them. Additional types of securities and investment practices are identified and discussed in the Funds' SAI, which you may obtain free of charge (see back cover). Approval by the Funds' shareholders is not required to modify or change any of the Funds' investment goals or investment strategies.


TEMPORARY DEFENSIVE MEASURES (ALL FUNDS)
Each Fund's Portfolio Manager may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, as a temporary defensive strategy, a Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment objective.

EQUITY RISK (ALL FUNDS)
The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. An investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

TRADING HALT RISK (ALL FUNDS)
The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument If a trading halt occurs at the close of a trading day, a Fund may not be able to purchase or sell options or futures contracts. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS CONTRACTS RISK (ALL FUNDS)
The Funds may invest a percentage of their assets in leveraged instruments such as futures and options contracts. The more a Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

         FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

         OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, a Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

         The risks associated with the use of these leveraging techniques include:

         - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

         - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

         - Although the Funds will only purchase exchange-traded futures and options, due to market conditions there may be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures or options contracts at a time which is advantageous.

         - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

         - Because option premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PORTFOLIO TURNOVER RATE RISK (ALL FUNDS)
The Trust anticipates that investors that are part of a tactical or strategic asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

EARLY CLOSING RISK (ALL FUNDS)
The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 P.M., Eastern time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities traces late in a trading day, a Fund might incur substantial trading losses.

FOREIGN COMPANY RISK (ALL FUNDS)
Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investments in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies.

                             SHAREHOLDER INFORMATION


PURCHASE AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value ("NAV") without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


HOW THE FUNDS CALCULATE NET ASSET VALUE NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. A Fund values each over-the-counter security or NASDAQ security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.

The Fund's foreign securities may trade on days when the NYSE is closed for trading and Participating Insurance Companies may not purchase or redeem shares.


DIVIDENDS AND DISTRIBUTIONS Each Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of each Fund realized during the fiscal year are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.


TAX CONSEQUENCES Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

FOR MORE INFORMATION

You may wish to read the SAI for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports, the SAI, or request other information and discuss your questions about the Funds by writing or calling:

Keyport Financial Services Corp.
125 High Street
Boston, MA 02111
1-800-437-4466

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Funds by visiting the following location and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing or calling:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009


Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:
Liberty Variable Investment Trust:  811-07556

Rydex Financial Services Fund, Variable Series
Rydex Health Care Fund, Variable Series
Rydex Technology Fund, Variable Series

                        LIBERTY VARIABLE INVESTMENT TRUST

                  Cross Reference Sheet Pursuant to Rule 481(a)
                   (Liberty S&P 500 Index Fund, Variable Series)

Item Number of Form N-1A                          Prospectus Location or Caption
Part A

1.                                                Front Cover Page; Back Cover Page

2.                                                The Funds; Other Investment Strategies and Risks

3.                                                Not Applicable

4.                                                The Funds

5.                                                Not Applicable

6.                                                Trust Management Organizations

7.                                                Shareholder Information

8.                                                The Trust

9.                                                Not Applicable


                        LIBERTY VARIABLE INVESTMENT TRUST


 PROSPECTUS DATED JUNE 1, 2000


Liberty S&P 500 Index Fund, Variable Series

CLASS A AND B SHARES



Trust shares available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                 * * * *
This Prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.
                                 * * * *
Although these securities have been registered with the Securities and Exchange Commission (SEC), the SEC has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

          NOT FDIC                 MAY LOSE VALUE
          INSURED                 NO BANK GUARANTEE

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS




THE TRUST                                                             3
THE FUND                                                              4
Investment Goal, Primary Investment Strategies
and Primary Investment Risks                                          4

TRUST MANAGEMENT ORGANIZATIONS                                        7
The Trustees                                                          7
Investment Advisor                                                    7
Investment Sub-Advisor and Portfolio Manager                          7
Distribution and Service Fees                                         8

SHAREHOLDER INFORMATION                                               10
Purchases and Redemptions                                             10
How the Funds Calculate Net Asset Value                               10
Dividends and Distributions                                           10
Tax Consequences                                                      10

                                    THE TRUST

Liberty Variable Investment Trust ("Trust") includes [eighteen] separate mutual funds, each with its own investment goal and strategies. This Prospectus contains information about one of the funds in the Trust, Liberty S&P 500 Index Fund, Variable Series ("the Fund"). Liberty Advisory Services Corp. ("LASC") is the investment advisor to the Fund. LASC has appointed Colonial Management Associates, Inc. ("Colonial") Sub-Advisor for the Fund, which is an affiliate of LASC. Colonial delegates investment management responsibility for the Fund to ____________________________________________________. Under these arrangements,
_______________________ has full investment discretion and authority over each Fund's investments.

Other Funds may be added to or deleted from the Trust from time to time. The Trust offers two classes of shares - Class A and Class B. Each share class has its own expense structure.

The Trust's series (collectively, "Funds") are investment options under variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") issued by life insurance companies ("Participating Insurance Companies"). Some (but not all) Participating Insurance Companies are affiliated with the investment advisor to the Funds. Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and of VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriters of the Funds are Keyport Financial Services Corp. ("KFSC") and Liberty Funds Distributor, Inc. ("LFD"). KFSC serves as principal underwriter of the shares of the portfolios of the Trust with respect to the sale of shares to Participating Insurance Companies that are affiliated with LASC and LFD serves as principal underwriter with respect to the sale of shares to Participating Insurance Companies that are not affiliated with LASC. KFSC and LFD are affiliates of LASC.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for those prospectuses.

                                   THE FUNDS

                     LIBERTY S&P 500 INDEX FUND, VARIABLE SERIES


INVESTMENT GOAL

The Fund seeks capital appreciation by matching the performance of a benchmark index that measures the investment returns of stocks of large U.S. companies.


PRIMARY INVESTMENT STRATEGIES

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

The Fund employs a passive management strategy designed to match, as closely as possible, the performance of the Standard & Poor's 500 composite Stock Price Index (S&P Index), which is comprised of stocks of large U.S. companies. The Fund invests at least 80% of its assets in the stocks that make up the S&P Index. The Fund may also invest in stock index futures and options.

Although a security may be included in the S&P Index, the Fund's portfolio manager may exclude or remove the security if adverse market conditions exist.

The Fund's Portfolio Manager may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, as a temporary defensive strategy, the Fund may, but is not required to, invest in cash or high quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

RISKS

Market Risk. Deteriorating market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market.

Tracking Error. There are several reasons that the Fund's performance may not track the S&P Index exactly:

Unlike the Index, the Fund incurs administrative expenses and transaction costs in trading stocks.

The composition of the S&P Index and the stocks held by the Fund may occasionally diverge.

The timing and magnitude of cash inflows from investors buying shares could create large balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require large ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the "fully invested" S&P Index.

Futures and Options. The Fund may invest, to a limited extent, in stock index futures or options, which are types of derivatives. The Fund will not use these derivatives from speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund invests in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Risks associated with derivatives include:

         - the risk that the derivative is not well correlated with the security for which it is acting as a substitute;

         - derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and


         - the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

If the Fund invests in futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than stock investments.

Pricing Risk. We value securities in the Fund at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund share when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.
                                                                               4

                         TRUST MANAGEMENT ORGANIZATIONS



THE TRUSTEES

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information (SAI) contains names of and biographical information on the Trustees.

INVESTMENT ADVISOR

LASC, located at 125 High Street, Boston Massachusetts 02110, is the investment advisor to the Trust. LASC is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. ("LFC"). LASC has been an investment advisor since 1993. As of March 31, 2000, LASC managed over $____ million in assets. LASC designates the Trust's Sub-Advisors, evaluates and monitors the Sub-Advisors' performance and investment programs and recommends to the Board of Trustees whether the Sub-Advisors' contracts should be continued or modified and the addition or deletion of Sub-Advisors. LASC also has the responsibility of administering the Trust's operations, which it may delegate, at its own expense, to certain affiliates. LASC has delegated its administrative responsibilities to Colonial in accordance with this authority.

For its services as investment advisor, the Trust pays LASC a management fee at the annual rate of ____% the average daily net assets of the Fund.


INVESTMENT SUB-ADVISOR AND PORTFOLIO MANAGER

COLONIAL
Colonial, an investment advisor since 1931, is the Sub-Advisor of the Fund. Colonial's principal business address is One Financial Center, Boston, Massachusetts 02111. Colonial is an indirect wholly-owned subsidiary of LFC. As of March 31, 2000, Colonial managed over $____ billion in assets.

LASC, out of the management fees it receives from the Trust, pays Colonial a sub-advisory fee at the following annual rate of ____% of the average daily net assets of the Fund:

Colonial also provides transfer agency, pricing and record keeping services for the Funds under separate agreements.

As investment sub-advisor, Colonial provides investment management oversight to the Fund's portfolio manager.

______________________
_________________, located at _______________________________________________, is the Portfolio Manager of the Fund. _____________________ has been an investment advisor since 199__. As of March 31, 2000, ______________________
managed over $____ in assets.

Out of the management fees received form LASC, Colonial pays ___________________ a fee at the annual rates ____% of the average daily net assets of Fund.

The Fund is managed by a team and no one person is responsible for making investment decisions for the Fund.


DISTRIBUTION AND SERVICE FEES

The Trust has adopted a plan for and on behalf of the Trust's Class B shares in accordance with Rule 12b-1 ("Plan") under the Investment Company Act of 1940. Under the plan, the Trust pays the distributor a service fee of 0.25% of the average daily net assets attributable to the Fund's shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are not subject to a service fee.

                             SHAREHOLDER INFORMATION

PURCHASE AND REDEMPTIONS The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value ("NAV") without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their NAV next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


HOW THE FUND CALCULATES NET ASSET VALUE NAV is the difference between the value of a fund's assets and liabilities divided by the number of shares outstanding. The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, we value the security at the most recent quoted bid price. The Fund values each over-the-counter security or NASDAQ security as of the last sales price of that day. We value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE.


DIVIDENDS AND DISTRIBUTIONS The Fund intends to declare and distribute, as dividends or capital gain distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less estimated expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually. All net short-term and long-term capital gains of the Fund realized during the fiscal year are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at NAV, as of the record date for the distributions.


TAX CONSEQUENCES The Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). The Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, the Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, the Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

FOR MORE INFORMATION

You may wish to read the SAI for more information on the Fund and the securities in which it invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports, the SAI, or request other information and discuss your questions about the Fund by writing or calling:

Keyport Financial Services Corp.
125 High Street
Boston, MA 02111
1-800-437-4466

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Funds by visiting the following location and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing or calling:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:
Liberty Variable Investment Trust:  811-07556

Liberty S&P 500 Index Fund, Variable Series

                        LIBERTY VARIABLE INVESTMENT TRUST

                  Cross Reference Sheet Pursuant to Rule 481(a)
           (Liberty Newport Japan Opportunities Fund, Variable Series)
                  (Liberty Mid-Cap Value Fund, Variable Series)
                    (Rydex Technology Fund, Variable Series)
                (Rydex Financial Services Fund, Variable Series)
                    (Rydex Health Care Fund, Variable Series)
                  (Liberty S&P 500 Index Fund, Variable Series)


                                                  Location or Caption in
Item Number of Form N-1A                          Statement of Additional Information
Part B

10.                                               Cover Page; Table of Contents

11.                                               Organization and History

12.                                               Investment Restrictions; Other Considerations; Description
                                                  of Certain Investments

13.                                               Investment Management and Other Services; More Facts About
                                                  Trust

14.                                               More Facts About Trust

15.                                               Investment Management and Other Services

16.                                               Other Considerations

17.                                               More Facts About Trust

18.                                               Other Considerations

19.                                               More Facts About Trust

20.                                               Other Considerations

21.                                               Investment Performance

22.                                               Independent Accountants and Financial Statements


                        LIBERTY VARIABLE INVESTMENT TRUST

                              One Financial Center
                           Boston, Massachusetts 02111

                Colonial Growth and Income Fund, Variable Series
                Stein Roe Global Utilities Fund, Variable Series
             Colonial International Fund for Growth, Variable Series
               Colonial U.S. Growth & Income Fund, Variable Series
                 Colonial Strategic Income Fund, Variable Series
                       Newport Tiger Fund, Variable Series
                  Liberty All-Star Equity Fund, Variable Series
                 Colonial Small Cap Value Fund, Variable Series
              Colonial High Yield Securities Fund, Variable Series
              Colonial International Horizons Fund, Variable Series
                  Colonial Global Equity Fund, Variable Series
            Crabbe Huson Real Estate Investment Fund, Variable Series
                Liberty Newport Japan Opportunities Fund, Variable Series
                   Liberty Mid-Cap Value Fund, Variable Series
                 Rydex Financial Services Fund, Variable Series
                     Rydex Health Care Fund, Variable Series
                     Rydex Technology Fund, Variable Series
                     Liberty S&P 500 Index Fund, Variable Series


                       STATEMENT OF ADDITIONAL INFORMATION
                     DATED MAY 1, 2000, REVISED JUNE 1, 2000

         The Statement of Additional Information ("SAI") is not a Prospectus, but should be read in conjunction with the Trust's Prospectuses, dated May 1, 2000 and June 1, 2000 and any supplements thereto, which may be obtained at no charge by calling Liberty Funds Distributor, Inc. ("LFD") at (800) 437-4466, or by contacting the applicable Participating Insurance Company, or the broker-dealers offering certain variable annuity contracts or variable life insurance policies issued by the Participating Insurance Company.

         The date of this SAI is May 1, 2000, Revised June 1, 2000.

                                TABLE OF CONTENTS

ITEM                                                                     PAGE
----                                                                     ----
ORGANIZATION AND HISTORY .........................................        3

INVESTMENT MANAGEMENT AND OTHER SERVICES .........................        4
         General .................................................        4
         Trust Charges and Expenses ..............................        7

INVESTMENT RESTRICTIONS ..........................................       10
         Colonial Value Fund, Variable Series ....................       10
         Stein Roe Global Utilities Fund, Variable Series ........       11
         Colonial International Fund for Growth, Variable Series .       12
         Colonial U.S. Growth & Income Fund, Variable Series .....       13
         Colonial Strategic Income Fund, Variable Series .........       14
         Newport Tiger Fund, Variable Series .....................       15
         Liberty All-Star Equity Fund, Variable Series ...........       17
         Colonial Small Cap Value Fund, Variable Series ..........       19
         Colonial High Yield Securities Fund, Variable Series ....       20
         Colonial International Horizons Fund, Variable Series ...       21
         Colonial Global Equity Fund, Variable Series ............       21
         Crabbe Huson Real Estate Investment Fund, Variable Series       22
         Liberty Newport Japan Opportunities Fund, Variable Series
         Liberty Mid-Cap Value Fund, Variable Series..............
         Rydex Financial Services Fund, Variable Series...........
         Rydex Health Care Fund, Variable Series..................
         Rydex Technology Fund, Variable Series...................
         Liberty S&P 500 Index Fund, Variable Series..............

MORE FACTS ABOUT THE TRUST .......................................       23
         Mixed and Shared Funding ................................       23
         Organization ............................................       24
         Trustees and Officers ...................................       24
         Principal Holders of Securities .........................       30
         Custodians ..............................................       30

OTHER CONSIDERATIONS .............................................       31
         Portfolio Turnover ......................................       31
         Suspension of Redemptions ...............................       31
         Valuation of Securities .................................       32
         Portfolio Transactions ..................................       32

DESCRIPTION OF CERTAIN INVESTMENTS ...............................       36
         Money Market Instruments ................................       36
         Investments in Less Developed Countries .................       39
         Foreign Currency Transactions ...........................       40
         Options on Securities ...................................       44
         Futures Contracts and Related Options ...................       47
         Securities Loans ........................................       51

INVESTMENT PERFORMANCE ...........................................       52

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS .................       53

                            ORGANIZATION AND HISTORY

         Liberty Variable Investment Trust (the "Trust"), a Massachusetts business trust, is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Trust is permitted to offer separate series and different classes of shares. The Trust currently offers two separate classes of shares, Class A shares and Class B shares. Class B shares differ from Class A shares solely in that Class B shares has a fee pursuant to Rule 12b-1 of the Investment Company Act of 1940 which is used for certain shareholder services and distribution expenses. Sales of shares of each class are made without a sales charge at each Fund's per share net asset value.

The Trust currently offers eighteen Funds: Colonial Value Fund, Variable Series ("Value Fund"); Stein Roe Global Utilities Fund, Variable Series ("Global Utilities Fund"); Colonial International Fund for Growth, Variable Series ("International Fund"); Colonial U.S. Growth & Income Fund, Variable Series ("U.S. Growth Fund"); Colonial Strategic Income Fund, Variable Series ("Strategic Income Fund"); Newport Tiger Fund, Variable Series ("Tiger Fund"); Liberty All-Star Equity Fund, Variable Series ("All-Star Equity Fund"); Colonial Small Cap Value Fund, Variable Series ("Small Cap Fund"), Colonial High Yield Securities Fund, Variable Series ("High Yield Fund"), Colonial International Horizons Fund, Variable Series, ("International Horizons Fund"), Colonial Global Equity Fund, Variable Series ("Global Equity Fund"), Crabbe Huson Real Estate Investment Fund, Variable Series ("Real Estate Fund") Liberty Newport Japan Opportunities Fund, Variable Series ("Japan Opportunities Fund"), Liberty Mid-Cap Value Fund, Variable Series ("Mid-Cap Value Fund"), Rydex Financial Services Fund, Variable Series ("Financial Services Fund"), Rydex Health Care Fund, Variable Series ("Health Care Fund"), Rydex Technology Fund, Variable Series ("Technology Fund"), Liberty S&P 500 Index Fund, Variable Series ("500 Index Fund"). The Trust may add or delete Funds and/or classes from time to time. The Trust commenced operations on July 1, 1993.

Effective November 15, 1997, the Trust changed its name from "Keyport Variable Investment Trust" to its current name. Effective November 15, 1997, the Growth and Income Fund changed its name from "Colonial-Keyport Growth and Income Fund" to Colonial Growth and Income Fund. Effective May 1, 2000, the Value Fund changed its name from "Colonial Growth and Income Fund" to its current name. Effective November 15, 1997, the Global Utilities Fund changed its name from "Colonial-Keyport Utilities Fund" to its current name. Effective November 15, 1997, the International Fund changed its name from "Colonial-Keyport International Fund for Growth" to its current name. Effective May 1, 1997, the U.S. Growth Fund changed its name from "Colonial-Keyport U.S. Fund for Growth" to Colonial-Keyport U.S. Stock Fund. Effective November 15, 1997, the U.S. Growth Fund changed its name from "Colonial-Keyport U.S. Stock Fund" to Colonial U.S. Stock Fund, Variable Series. Effective June 1, 1999, the U.S. Growth Fund changed its name from "Colonial U.S. Stock Fund, Variable Series " to its current name. Effective November 15, 1997 the Strategic Income Fund changed its name from "Colonial Keyport Strategic Income Fund" to its current name. Effective November 15, 1997 the Tiger Fund changed its name from "Newport-Keyport Tiger Fund" to its current name.

The Trustees of the Trust ("Board of Trustees") monitor events to identify any material conflicts that may arise between the interests of the Participating Insurance Companies or between the interests of owners of VA contracts and VLI policies. The Trust currently does not foresee any disadvantages to the owners of VA contracts and VLI policies arising from the fact that certain interests of owners may differ. Additional information regarding such differing interests and related risks are described below under "MORE FACTS ABOUT THE TRUST -- MIXED AND SHARED FUNDING."

                    INVESTMENT MANAGEMENT AND OTHER SERVICES
                                     GENERAL

         Liberty Advisory Services Corp. ("LASC") serves as Manager pursuant to investment advisory agreements between the Trust on behalf of the Funds and LASC (the "Management Agreements"). LASC is a direct wholly owned subsidiary of Keyport Life Insurance Company ("Keyport"), which is an indirect wholly owned subsidiary of Liberty Financial Companies, Inc. ("LFC"). As of December 31, 1999, approximately % of the combined voting power of LFC's outstanding voting stock was owned, indirectly, by Liberty Mutual Insurance Company ("Liberty Mutual").

         LASC and the Trust, on behalf of each of Value Fund, International Fund, U.S. Growth Fund, Strategic Income Fund, Small Cap Fund, High Yield Fund, International Horizons Fund, Global Equity Fund, Mid-Cap Value Fund, Financial Services Fund, Health Care Fund, Technology Fund and 500 Index Fund have entered into separate Sub-Advisory Agreements ("Colonial Sub-Advisory Agreements") with Colonial Management Associates, Inc. ("Colonial"). Colonial is an indirect wholly owned subsidiary of LFC.

         LASC and the Trust, on behalf of the Global Utilities Fund, have entered into a separate Sub-Advisory Agreement (the "Stein Roe Sub-Advisory Agreement") with Stein Roe & Farnham Incorporated ("Stein Roe"). Stein Roe is an indirect wholly owned subsidiary of LFC.

         LASC and the Trust, on behalf of the Tiger Fund and Japan Opportunities Fund, have entered into separate Sub-Advisory Agreements (the "Newport Sub-Advisory Agreement") with Newport Fund Management, Inc. ("Newport"). Newport is an indirect wholly owned subsidiary of LFC.

         LASC and the Trust, on behalf of the Real Estate Fund, have entered into a separate Sub-Advisory Agreement (the "Crabbe Huson Sub-Advisory Agreement," collectively, with the Colonial Sub-Advisory Agreements, the Stein Roe Sub-Advisory Agreement and the Newport Sub-Advisory Agreement, the "Sub-Advisory Agreements":) with Crabbe Huson Group, Inc. ("Crabbe Huson"). Crabbe Huson is an indirect wholly owned subsidiary of LFC.

         Liberty Asset Management Company ("LAMCO") sub-advises All-Star Equity Fund pursuant to the Management Agreement for such Fund (to which LAMCO is a party). All-Star Equity Fund's investment program is based upon LAMCO's multi-manager concept. LAMCO allocates the Fund's portfolio assets on an equal basis among a number of independent investment management organizations ("Portfolio Managers") -- currently five in number -- each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles. Each Portfolio Manager provides these services under a Portfolio Management Agreement (the "Portfolio Management Agreements") among the Trust, on behalf of All-Star Equity Fund, LAMCO and such Portfolio Manager.

         All-Star Equity Fund's current Portfolio Managers are:

                  J.P. Morgan Investment Management Inc.
                  Oppenheimer Capital
                  Boston Partners Asset Management, L.P.
                  Westwood Management Corp.
                  Wilke/Thompson Capital Management, Inc.

         PADCO Advisors, Inc. ("PADCO") sub-advises Financial Services Fund, Health Care Fund and Technology Fund pursuant to the Management Agreement for such Funds and a Portfolio Management Agreement among the Trust, on behalf of Financial Services Fund, Health Care Fund and Technology Fund, Colonial and PADCO.

         __________________________________________________ sub-advises 500
Index Fund pursuant to the Management Agreement for 500 Index Fund and a Portfolio Management Agreement among the Trust on behalf of 500 Index Fund, Colonial and _______________________.

         LASC. Keyport owns all of the outstanding common stock of LASC. LASC's address is 125 High Street, Boston, Massachusetts 02110. The directors and principal executive officer of LASC are: Paul H. LeFevre, Jr. (principal executive officer), Stewart R. Morrison, and Mark R. Tully. Mr. LeFevre also is a director of KFSC, the principal underwriter for shares of the Funds sold to Participating Insurance Companies (as such term is defined in the Prospectus) that are affiliated with Keyport.

         Colonial. Liberty Funds Group LLC ("LFG"), One Financial Center, Boston, Massachusetts 02111, owns all of the outstanding common stock of Colonial. LFG is an indirect wholly-owned subsidiary of LFC. The directors and principal executive officer of Colonial are Nancy L. Conlin, Stephen E. Gibson (principal executive officer) and Joseph R. Palombo.

         Stein Roe. Stein Roe, One South Wacker Drive, Chicago, Illinois, 60606, is an indirect wholly-owned subsidiary of LFC. The directors and principal executive officer of Stein Roe are C. Allen Merritt, Jr. and [ ] (principal executive officer).

         Newport. Newport Pacific Management, Inc. ("Newport Pacific"), 580 California Street, San Francisco, California 94104, owns 75.1% of the outstanding common stock of Newport. LFC owns the balance. Liberty Newport Holdings, Ltd. ("LNH") owns all of the outstanding common stock of Newport Pacific. LFC owns all of the outstanding stock of LNH. The directors and principal executive officer of Newport are John M. Mussey (principal executive officer), and Lindsay Cook.

         Crabbe Huson. Crabbe Huson, 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204, is a wholly owned subsidiary of LFC. The directors and principal executive officer of Crabbe Huson are James E. Crabbe (principal executive officer) and Lindsay Cook.

         LAMCO and LAMCO's Portfolio Managers. LAMCO, 600 Atlantic Avenue, 23rd Floor, Boston, Massachusetts 02210, is an indirect wholly owned subsidiary of LFC. The directors and principal executive officer of LAMCO are: Richard R. Christensen, Lindsay Cook, C. Allen Merritt, Jr. and William R. Parmentier (principal executive officer).

         As of the date of this SAI, the following entities serve as LAMCO's Portfolio Managers for All-Star Equity Fund:

         - J.P. Morgan Investment Management, Inc. J.P. Morgan Investment Management Inc. ("J.P. Morgan"), an investment advisor since 1984, is located at 522 Fifth Avenue, New York, New York 10036, is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated, a New York Stock Exchange ("NYSE") listed bank holding company the principal banking subsidiary of which is Morgan Guaranty Trust Company of New York. J.P. Morgan's principal executive officer is Keith M. Schappert, and its directors are Mr. Schappert and Messrs. Kenneth W. Anderson, Jeff M. Garrity, John W. Schmidlin, Gilbert Van Hassel and Hendrick Van Riel and Ms. Isabel H. Sloane. As of March 31, 1999, J.P. Morgan managed over $316 billion in assets.

         - Oppenheimer Capital. Oppenheimer Capital, an investment advisor since 1969, is located at Oppenheimer Tower, 1 World Financial Center, New York, New York 10281, is a Delaware partnership and an indirect wholly-owned subsidiary of PIMCO Advisors L.P. Oppenheimer Capital's Chief Operating Officer (principal executive officer) is James McCaughan. As of December 31, 1998, Oppenheimer Capital managed over $62 billion in assets.

         - Boston Partners Asset Management, L.P. Boston Partners Asset Management, L.P. ("Boston Partners"), an investment advisor since 1995, is located at 28 State Street, 21st Floor, Boston, Massachusetts 02109. The firm is owned by its partners. Desmond J. Heathwood is the sole General Partner. As of March 31, 1999, Boston Partners managed over $15.2 billion in assets.

         -        Westwood Management Corp. Westwood Management Corp.
                  ("Westwood"), an investment advisor since 1983, is located at 300 Crescent Court, Suite 1300, Dallas, Texas 75201, is a wholly owned subsidiary of Southwest Securities Group, Inc. Its principal executive officer is Susan M. Byrne. Its directors are Ms. Byrne, Raymond E. Wooldridge, Don A. Buchhotz, David Glatstein, and Patricia R. Fraze. Westwood manages over $2.4 billion in assets.

         - Wilke/Thompson Capital Management, Inc. Wilke/Thompson Capital Management, Inc. ("Wilke/Thompson"), an investment advisor since 1987, is located at 2950 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, is a corporation of which Anthony L. Ventura, its President, owns 23%, and Mark
                  A. Thompson, its Chairman and Chief Investment Officer, owns 56%, of its outstanding shares. (The balance of such shares are owned by other employees).

                  Messrs. Thompson and Ventura comprise its Board of Directors. As of March 31, 1999, Wilke/Thompson managed over $1.1 billion in assets.

         - PADCO. PADCO has its office at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. Albert P. Viragh, Jr. is President of PADCO and owns a controlling interest in PADCO.

         -        _________________________________________ has its offices at
                  ____________________________________________________________.
                  ______________________ is a division of ___________________
                  _____________________. The Directors and principal executive officer of _____________________ are_______________.

         The Management Agreements, the Sub-Advisory Agreements and the Portfolio Management Agreements provide that none of LASC, Colonial, Stein Roe, Newport, Crabbe Huson, LAMCO, LAMCO's Portfolio Managers, PADCO or ___________ (collectively, the "Advisors"), nor any of their respective directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of any Fund for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by LASC or such Advisor of its respective duties under such agreements, except for liability resulting from willful misfeasance, bad faith or gross negligence on the part of LASC or such Advisor, in the performance of its respective duties or from reckless disregard by such Advisor of its respective obligations and duties thereunder.

TRUST CHARGES AND EXPENSES

         Value Fund and Global Utilities Fund commenced operations on July 1, 1993. International Fund commenced operations on May 2, 1994. U.S. Growth Fund and Strategic Income Fund commenced operations on July 5, 1994. Tiger Fund commenced operations on May 1, 1995. All-Star Equity Fund commenced operations on November 15, 1997. Small Cap Fund and High Yield Fund commenced operations on May 19, 1998. International Horizons Fund, Global Equity Fund and Real Estate Fund commenced operations on June 1, 1999. Japan Opportunities Fund, Mid-Cap Value Fund, Financial Services Fund, Health Care Fund, Technology Fund and 500 Index Fund commenced operations on June 1, 2000.

         MANAGEMENT FEES. Each Fund listed below paid LASC management fees as follows during each year in the three-year period ended December 31, 1999 pursuant to the Management Agreements described in the Prospectus:


                                       1999             1998              1997
                                       ----             ----              ----
Value Fund:                                            $805,967          $605,151
Global Utilities Fund:                                 $390,383          $310,458
International Fund:                                    $369,574          $270,532
U.S. Growth Fund:                                    $1,027,590          $623,484
Strategic Income Fund:                                 $590,688          $384,347(1)
Tiger Fund:                                            $192,901          $303,701
All-Star Equity Fund:                                $243,070(2)           $8,804(1)
Small Cap Fund:                                        $0(2)              ----
High Yield Fund:                                       $0(2)              ----
International Horizons Fund:                            ----              ----
Global Equity Fund:                                     ----              ----
Real Estate Fund:                                       ----              ----
Japan Opportunities Fund(3):
Mid-Cap Value Fund(3):
Financial Services Fund(3):
Health Care Fund(3):
Technology Fund(3):
500 Index Fund(3):

---------
(1) Reduced to reflect applicable expense limitations. If the limitations had not been in effect, Strategic Income Fund and All-Star Equity Fund would have paid fees of $399,569 and $20,337, respectively.

(2) Reduced to reflect applicable expense limitations. If the limitations had not been in effect, All-Star Equity Fund, Small Cap Fund and High Yield Fund would have paid fees of $255,783, $8,641 and $19,394, respectively.

(3) Japan Opportunities Fund, Mid-Cap Value Fund, Financial Services Fund, Health Care Fund, Technology Fund and 500 Index Fund did not commence investment operations until June 1, 2000.

CERTAIN ADMINISTRATIVE EXPENSES. During each year in the three-year period ended December 31, 1999 each Fund listed below made payments as follows to Colonial or an affiliate thereof for pricing and bookkeeping services.


                                      1999            1998              1997
                                      ----            ----              ----
Value Fund:                                           $53,025          $43,653
Global Utilities Fund:                                $30,524          $27,071
International Fund:                                   $27,008          $27,000
U.S. Growth Fund:                                     $54,453          $39,024
Strategic Income Fund:                                $41,331          $31,551
Tiger Fund:                                           $27,000          $27,000
All-Star Equity Fund:                                $27,000           $3,225
Small Cap Fund:                                      $16,694            ----
High Yield Fund:                                     $16,694            ----

International Horizons Fund:                          ----              ----
Global Equity Fund:                                   ----              ----
Real Estate Fund:                                     ----              ----
Japan Opportunities Fund(4):
Mid-Cap Value Fund(4):
Financial Services Fund(4):
Health Care Fund(4):
Technology Fund(4):
500 Index Fund(4):

---------
(4) Japan Opportunities Fund, Mid-Cap Value Fund, Financial Services Fund, Health Care Fund, Technology Fund and 500 Index Fund Fund did not commence investment operations until June 1, 2000.

         In addition, during each year in the three-year period ended December 31, each Fund listed below made payments as follows to Colonial or an affiliate thereof for transfer agent services:

                                        1999            1998              1997
                                        ----            ----              ----
Value Fund:                                             $7,500           $7,500
Global Utilities Fund:                                  $7,500           $7,500
International Fund:                                     $7,500           $7,500
U.S. Growth Fund:                                       $7,500           $7,500
Strategic Income Fund:                                  $7,500           $7,500
Tiger Fund:                                             $7,500             $896
All-Star Equity Fund:                                  $7,500             ----
Small Cap Fund:                                        $4,637             ----
High Yield Fund:                                       $4,637             ----
International Horizons Fund:                            ----              ----
Global Equity Fund:                                     ----              ----
Real Estate Fund:                                       ----              ----
Japan Opportunities Fund(5):
Mid-Cap Value Fund(5):
Financial Services Fund(5):
Health Care Fund(5):
Technology Fund(5):
500 Index Fund(5):

---------
(5) Japan Opportunities Fund, Mid-Cap Value Fund, Financial Services Fund, Health Care Fund, Technology Fund and 500 Index Fund did not commence investment operations until June 1, 2000.

PRINCIPAL UNDERWRITER

Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111, serves as the principal underwriter with respect to the sale of shares to both affiliated and non affiliated Participating Insurance Companies are affiliates of LASC.

The Trustees have approved a Distribution Plan and Agreement (Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class B shares of the Funds. Under the Plan, the Funds pay the distributor a monthly service fee at the aggregate annual rate of up to 0.25% of each Fund's Class B share's average daily net assets. The distributor has agreed to waive the fee to an amount not to exceed 0.20% of each Fund's Class B share's average daily net assets. The distributor may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the service fees are payable regardless of the amount of the distributor's expenses, the distributor may realize a profit from the fees.

The Plan authorizes any other payments by the Funds to the distributor and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund's shares, on 60 days' written notice to the distributor. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

         EXPENSE LIMITATIONS. LASC has agreed to reimburse all expenses, including management fees, but excluding interest, taxes, 12b-1, brokerage, and other expenses which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses, incurred by (i) each of Value Fund, Global Utilities Fund, U.S. Growth Fund, All-Star Equity Fund and Small Cap Fund in excess of 1.00% of average daily net asset value per annum, (ii) each of International Fund and Tiger Fund in excess of 1.75% of average daily net asset value per annum, (iii) each of Strategic Income Fund and High Yield Fund in excess of 0.80% of average daily net asset value per annum, (iv) each of International Horizons Fund and Global Equity Fund in excess of 1.15% of average daily net asset value per annum, (v) Real Estate Fund in excess of 1.20% of average daily net asset value per annum, and (vi) Japan Opportunities Fund, Mid-Cap Value Fund, Financial Services Fund, Health Care Fund, Technology Fund and 500 Index Fund in excess of ___% of average daily net assets value per annum.

                             INVESTMENT RESTRICTIONS

         The investment restrictions specified below with respect to each Fund as "FUNDAMENTAL INVESTMENT POLICIES" have been adopted as fundamental investment policies of each Fund. Such fundamental investment policies may be changed only with the consent of a "majority of the outstanding voting securities" of the particular Fund. As used in the Prospectuses and in this SAI, the term "majority of the outstanding voting securities" means the lesser of (i) 67% of the voting securities of a Fund present at a meeting where the holders of more than 50% of the outstanding voting securities of a Fund are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of a Fund. Shares of each Fund will be voted separately on matters affecting only that Fund, including approval of changes in the fundamental objectives, policies, or restrictions of that Fund.

         Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For purposes of the diversification requirement of the Investment Company Act of 1940, as amended (the "1940 Act"), the issuer with respect to a security is the entity whose revenues support the security.

VALUE FUND

         FUNDAMENTAL INVESTMENT POLICIES.  Value Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Not concentrate more than 25% of its total assets in any one industry;

         5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer; and

         6. Own real estate if it is acquired as the result of owning securities and not more than 5% of total assets.

         OTHER INVESTMENT POLICIES. As non-fundamental investment policies of Growth and Income Fund which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Purchase and sell futures contracts and related options if the total initial margin and premiums required to establish non-hedging positions exceed 5% of its total assets;

         3. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

         4. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

         5.       Invest more than 15% of its net assets in illiquid assets.

GLOBAL UTILITIES FUND

         FUNDAMENTAL INVESTMENT POLICIES.  Global Utilities Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer; and

         5. Own real estate if it is acquired as the result of owning securities and not more than 5% of total assets.

         OTHER INVESTMENT POLICIES. As non-fundamental investment policies of Global Utilities Fund which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions (this restriction does not apply to securities purchased on a when-issued basis or to margin deposits in connection with futures or options transactions);

         2. Purchase and sell futures contracts and related options if the total initial margin and premiums required to establish non-hedging positions exceed 5% of its total assets;

         3. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

         4. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

         5.       Invest more than 15% of its net assets in illiquid assets.

INTERNATIONAL FUND

         FUNDAMENTAL INVESTMENT POLICIES.  International Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Not concentrate more than 25% of its total assets in any one industry;

         5. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and

         6. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets; and

         OTHER INVESTMENT POLICIES. As non-fundamental investment policies of International Fund which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

         3.       Invest more than 15% of its net assets in illiquid assets;

         4. With respect to 75% of total assets, purchase any voting security of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer;

         5. Purchase puts, calls, straddles, spreads, or any combination thereof if, as a result of such purchase, the Fund's aggregate investment in such securities would exceed 5% of total assets;

         6. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

         7. Acquire any security issued by a person that, in its most recent fiscal year, derived 15% or less of its gross revenues from securities related activities (within the meaning of Rule 12d3-1 under the 1940 Act) if the Fund would control such person after such acquisition; or

         8. Acquire any security issued by a person that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities related activities (as so defined) unless (i) immediately after such acquisition of any equity security, the Fund owns 5% or less of the outstanding securities of that class of the issuer's equity securities,
                  (ii) immediately after such acquisition of a debt security, the Fund owns 10% or less of the outstanding principal amount of the issuer's debt securities, and (iii) immediately after such acquisition, the Fund has invested not more than 5% of its total assets in the securities of the issuer.

U.S. GROWTH FUND

         FUNDAMENTAL INVESTMENT POLICIES.  U.S. Growth Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Not concentrate more than 25% of its total assets in any one industry; and

         5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer;

         6. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and

         7. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets.

         OTHER INVESTMENT POLICIES. As non-fundamental investment policies of U.S. Growth Fund which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

         3.       Invest more than 15% of its net assets in illiquid assets; or

         4. Purchase or sell commodity contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets.

STRATEGIC INCOME FUND

         FUNDAMENTAL INVESTMENT POLICIES.  Strategic Income Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Not concentrate more than 25% of its total assets in any one industry;

         5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer;

         6. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and

         7. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets.

         OTHER INVESTMENT POLICIES. As non-fundamental investment policies of Strategic Income Fund which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

         3. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; or

         4.       Invest more than 15% of its net assets in illiquid assets.

TIGER FUND

         FUNDAMENTAL INVESTMENT POLICIES.  Tiger Fund may not:

         1. Concentrate more than 25% of the Funds total assets in any industry (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof) or with respect to 75% of the Fund's assets purchase the securities of any issuer, if, as a result of such purchase, more than 5% of the Fund's total assets would be invested in the securities of such issuer;

         2. Underwrite securities issued by others except when disposing of portfolio securities;

         3. Purchase and sell futures contracts and related options if the total initial margin and premiums exceed 5% of its total assets;

         4. Borrow amounts in excess of 5% of the Fund's net asset value, and only from banks as a temporary measure for extraordinary or emergency purposes and not for investment in securities. To avoid the untimely disposition of assets to meet redemptions it may borrow up to 20% of the net value of its assets to meet redemptions. The Fund will not make other investments while such borrowings referred to above in this item are outstanding. The Fund will not mortgage, pledge or in any other manner transfer, as security for indebtedness, any of its assets.

                  (Short-term credits necessary for the clearance of purchases or sales of securities will not be deemed to be borrowings by the Fund.);

         5. Make loans, except that the Fund may: (a) acquire for investment a portion of an issue of bonds, debentures, notes or other evidences of indebtedness of a corporation or government; (b) enter into repurchase agreements, secured by obligations of the United States or any agency or instrumentality thereof;

         6.       Issue senior securities (except in accordance with 4 above);
                  and

         7. Own real estate unless such real estate is acquired as the result of owning securities and does not constitute more than 5% of total assets.

         OTHER INVESTMENT POLICIES. As non-fundamental investment policies of Tiger Fund which may be changed without a shareholder vote, the Fund may not:

         1.       Invest in companies for the purpose of exercising control;

         2. Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets;

         3. Participate on a joint and several basis in any securities trading account;

         4.       Write or trade in put or call options;

         5. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

         6. Purchase securities on margin, but the Fund may utilize such short-term credits as may be necessary for clearance of purchases or sales of securities; or

         7.       Engage in short sales of securities.

ALL-STAR EQUITY FUND

         FUNDAMENTAL INVESTMENT POLICIES.  All-Star Equity Fund may not:

         1.       Issue senior securities, except as permitted by (2) below;

         2. Borrow money, except that it may borrow in an amount not exceeding 7% of its total assets (including the amount borrowed) taken at market value at the time of such borrowing, and except that it may make borrowings in amounts up to an additional 5% of its total assets (including the amount borrowed) taken at market value at the time of such borrowing, to obtain such short-term credits as are necessary for the clearance of securities transactions, or for temporary or emergency purposes, and may maintain and renew any of the foregoing borrowings, provided that the Fund maintains asset coverage of 300% with respect to all such borrowings;

         3. Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 12% of the Fund's total assets taken at market value at the time of such pledge, mortgage or hypothecation. The deposit in escrow of securities in connection with the writing of put and call options and collateral arrangements with respect to margin for future contracts are not deemed to be pledges or hypothecation for this purpose;

         4. Act as an underwriter of securities of other issuers, except when disposing of securities;

         5. Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-through and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein;

         6. Make loans to other persons except for loans of portfolio securities (up to 30% of total assets) and except through the use of repurchase agreements, the purchase of commercial paper or the purchase of all or a portion of an issue of debt securities in accordance with its investment objective, policies and restrictions, and provided that not more than 10% of the Fund's assets will be invested in repurchase agreements maturing in more than seven days;

         7. Invest in commodities or in commodity contracts (except stock index futures and options);

         8. Purchase securities on margin (except to the extent that the purchase of options and futures may involve margin and except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities), or make short sales of securities;

         9. Purchase the securities of issuers conducting their principal business activity in the same industry (other than securities issued or guaranteed by the United States, its agencies and instrumentalities) if, immediately after such purchase, the value of its investments in such industry would comprise 25% or more of the value of its total assets taken at market value at the time of each investment;

         10.      Purchase securities of any one issuer, if

                           (a) more than 5% of the Fund's total assets taken at
                  market value would at
                  the time be invested in the securities of such issuer, except that such restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or corporations sponsored thereby, and except that up to 25% of the Fund's total assets may be invested without regard to this limitation; or

                           (b) such purchase would at the time result in more
                  than 10% of the outstanding voting securities of such issuer being held by the Fund, except that up to 25% of the Fund's total assets may be invested without regard to this limitation;

         11. Invest in securities of another registered investment company, except (i) as permitted by the Investment Company Act of 1940, as amended from time to time, or any rule or order thereunder, or (ii) in connection with a merger, consolidation, acquisition or reorganization;

         12. Purchase any security, including any repurchase agreement maturing in more than seven days, which is subject to legal or contractual delays in or restrictions on resale, or which is not readily marketable, if more than 10% of the net assets of the Fund, taken at market value, would be invested in such securities;

         13. Invest for the purpose of exercising control over or management of any company; or

         14. Purchase securities unless the issuer thereof or any company on whose credit the purchase was based, together with its predecessors, has a record of at least three years' continuous operations prior to the purchase, except for investments which, in the aggregate, taken at cost do not exceed 5% of the Fund's total assets.

         OTHER INVESTMENT POLICIES. As non-fundamental investment policies of All-Star Equity Fund which may be changed without a shareholder vote, the Fund may not borrow in an amount in excess of 5% of its total assets (including the amount borrowed).

SMALL CAP FUND

         FUNDAMENTAL INVESTMENT POLICIES.  Small Cap Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, it will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

         3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

         4. Underwrite securities issued by others only when disposing of portfolio securities;

         5. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements; and

         6. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer.

         OTHER INVESTMENT POLICIES. As non-fundamental investment policies of Small Cap Fund which may be changed, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

         3. Purchase or sell commodity contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets; and

         4.       Invest more than 15% of its net assets in illiquid assets.

HIGH YIELD FUND

         FUNDAMENTAL INVESTMENT POLICIES.  High Yield Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

         3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

         4. Underwrite securities issued by others only when disposing of portfolio securities;

         5. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements; and

         6. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer.

         OTHER INVESTMENT POLICIES. As non-fundamental investment policies of High Yield Fund which may be changed, the Fund may not:

         1. Purchase securities on margin, but the Fund may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

         3. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

         4.       Invest more than 15% of its net assets in illiquid assets.

INTERNATIONAL HORIZONS FUND

         FUNDAMENTAL INVESTMENT POLICIES.  International Horizons Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Not concentrate more than 25% of its total assets in any one industry;

         5. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and

         6. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets; and

         OTHER INVESTMENT POLICIES. As non-fundamental investment policies of International Horizons Fund which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

         3.       Invest more than 15% of its net assets in illiquid assets.

GLOBAL EQUITY FUND

         FUNDAMENTAL INVESTMENT POLICIES.  The Global Equity Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Not concentrate more than 25% of its total assets in any one industry;

         5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer; and

         6. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

         OTHER INVESTMENT POLICIES. As non-fundamental investment policies of the Global Equity Fund, which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Purchase and sell futures contracts and related options if the total initial margin and premiums required to establish non-hedging positions exceed 5% of its total assets;

         3. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

         4.       Invest more than 15% of its assets in illiquid assets.

REAL ESTATE FUND

         FUNDAMENTAL INVESTMENT POLICIES.  The Real Estate Fund may:

         1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

         2. Underwrite securities issued by others only when disposing of portfolio securities;

         3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

         4. Concentrate more than 25% of its total assets in any one industry;

         5. With respect to 75% of total assets not purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer; and

         6. Own real estate if it is acquired as the result of owning securities and not more than 5% of total assets; provided that the Fund may invest in securities that are secured by real estate or interest therein and may purchase and sell mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

         OTHER INVESTMENT POLICIES. As non-fundamental investment policies of the Real Estate Fund, which may be changed without a shareholder vote, the Fund may not:

         1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

         2. Purchase and sell futures contracts and related options if the total initial margin and premiums required to establish non-hedging positions exceed 5% of its total assets;

         3. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

         4.       Invest more than 15% of its assets in illiquid assets.

JAPAN OPPORTUNITIES FUND
FUNDAMENTAL INVESTMENT POLICIES.  Japan Opportunities Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options as long as the total initial margin and premiums on contracts do not exceed 5% of total assets;

4.       Not issue senior securities except as provided in paragraph 1 above;

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and

7. Not concentrate more than 25% of its total assets in any one industry or, with respect to 75% of total assets, purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.

As non-fundamental investment policies which may be changed without a shareholder vote, the Japan Opportunities Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.       Invest more than 15% of its net assets in illiquid assets.

MID-CAP VALUE FUND
FUNDAMENTAL INVESTMENT POLICIES.  Mid-Cap Value Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities; and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the Act;

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and

7. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase the Fund would own more than 10% of the outstanding voting shares of such issuer.

As non-fundamental investment policies which may be changed without a shareholder vote, the Mid-Cap Value Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.       Invest more than 15% of its net assets in illiquid assets.

FINANCIAL SERVICES FUND, HEALTH CARE FUND AND TECHNOLOGY FUND
FUNDAMENTAL POLICIES. The Financial Services Fund, Health Care Fund and Technology Fund may not:

1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets;

2. Underwrite securities issued by others only when disposing of portfolio securities;

3. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments and similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements;

4.       Not concentrate more than 25% of its total assets in any one industry;

5. Only own real estate acquired as the result of owning securities and not more than 5% of total assets; and

6. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets; and

As non-fundamental investment policies which may be changed with shareholder vote, each Fund may not:

1. Purchase securities on margin, but it may receive short term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

500 INDEX FUND
FUNDAMENTAL INVESTMENT POLICIES.  500 Index may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities; and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the Act;

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and

7. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase the Fund would own more than 10% of the outstanding voting shares of such issuer.

As non-fundamental investment policies which may be changed without a shareholder vote, the 500 Index Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.       Invest more than 15% of its net assets in illiquid assets.


                           MORE FACTS ABOUT THE TRUST

MIXED AND SHARED FUNDING

         As described in the Prospectus, the Trust serves as the funding medium for VA contracts and VLI policies of Participating Insurance Companies (as such term is defined therein), including those of Keyport, Independence Life & Annuity Company ("Independence") and Keyport Benefit Life Insurance Company ("Keyport Benefit"), each of which is a wholly owned subsidiary of Keyport, and Liberty Life Assurance Company of Boston ("Liberty Life"), a 90%-owned subsidiary of Liberty Mutual. This is referred to as "mixed and shared funding." The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Board of Trustees monitors for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts of Participating Insurance Companies might be required to withdraw its investments in one or more Funds or shares of another Fund may be substituted. This might force a Fund to sell securities at disadvantageous prices.

ORGANIZATION

         The Trust is required to hold a shareholders' meeting to elect Trustees to fill vacancies in the event that less than a majority of Trustees were elected by shareholders. Trustees may also be removed by the vote of two-thirds of the outstanding shares at a meeting called at the request of shareholders whose interests represent 10% or more of the outstanding shares.

         The shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Funds voting for the election of Trustees can elect all of the Trustees, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

         The Funds are not required by law to hold regular annual meetings of their shareholders and do not intend to do so. However, special meetings may be called for purposes such as electing or removing Trustees or changing fundamental investment policies.

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust's shareholders are the separate accounts of Participating Insurance Companies, and, in certain cases, the general account of Keyport. However, the Trust's Declaration of Trust disclaims liability of the shareholders, the Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust (or the applicable Fund thereof) and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the Board of Trustees. The Declaration of Trust provides for indemnification out of the Trust's assets (or the applicable Fund) for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The risk to any one Fund of sustaining a loss on account of liabilities incurred by another Fund is also believed to be remote.

TRUSTEES AND OFFICERS

         The Trustees and officers of the Trust, together with information as to their principal addresses, ages and business occupations during the last five years, are shown below. An asterisk next to a name indicates that a Trustee is considered an "interested person" of the Trust (as defined in the 1940 Act). In this SAI, the "Liberty Funds" means Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust VIII, Liberty Variable Investment Trust, Colonial High Income Municipal Trust, Colonial InterMarket Income Trust I, Colonial Intermediate High Income Fund, Colonial Investment Grade Municipal Trust and Colonial Municipal Income Trust.


                                         Positions(s) held       Principal occupations
Name, Age and Address                    with the Trust          during past five years
---------------------                    --------------          ----------------------
Tom Bleasdale (68)                       Trustee                 Retired (formerly Chairman of the Board and
11 Carriage Way                                                  Chief Executive Officer, Shore Bank & Trust
Danvers, MA  01923                                               Company (banking) from 1992 to 1993).
                                                                 Director or Trustee: Liberty Funds, Empire
                                                                 Company Limited.

John V. Carberry* (51)                   Trustee                 Senior Vice President of LFC 1998-present
56 Woodcliff Road                                                (formerly Managing Director, Salomon
Wellesley Hills, MA  02481                                       Brothers Inc.(investment banking)).
                                                                 Director or Trustee:  Liberty Funds,
                                                                 Liberty All-Star Equity Fund, Liberty
                                                                 All-Star Growth Fund, Inc., Liberty Funds
                                                                 Trust IX.

Lora S. Collins (63)                     Trustee                 Attorney (formerly Attorney with Kramer,
1175 Hill Road                                                   Levin, Naftalis & Frankel (law) from
Southold, NY  11971                                              September, 1986 to November, 1996).
                                                                 Trustee: Liberty Funds.

James E. Grinnell (69)                   Trustee                 Private Investor since November, 1988.
22 Harbor Avenue                                                 Director or Trustee: Liberty Funds, Liberty

                                         Positions(s) held       Principal occupations
Name, Age and Address                    with the Trust          during past five years
---------------------                    --------------          ----------------------
Marblehead, MA  01945                                            All-Star Equity Fund, Liberty All-Star
                                                                 Growth Fund, Inc., Liberty Funds Trust IX.

Richard W. Lowry (62)                    Trustee                 Private Investor since August, 1987.
10701 Charleston Drive                                           Director or Trustee: Liberty Funds, Liberty
Vero Beach, FL  32963                                            All-Star Equity Fund, Liberty All-Star
                                                                 Growth Fund, Inc., Liberty Funds Trust IX.

                                         Positions(s) held       Principal occupations
Name, Age and Address                    with the Trust          during past five years
---------------------                    --------------          ----------------------

Salvatore Macera (67)                    Trustee                 Private Investor (formerly Executive Vice
26 Little Neck Lane                                              President of Itek Corp. and President of
New Seabury, MA  02649                                           Itek Optical & Electronic Industries, Inc.
                                                                 (electronics)).  Trustee: Liberty Funds.

William E. Mayer (58)                    Trustee                 Partner, Development Capital, LLC
500 Park Avenue, 5th Floor                                       (investments); formerly Dean of the College
New York, NY  10022                                              of Business and Management, University of
                                                                 Maryland (higher education) from October,
                                                                 1992 to November, 1996.  Director or
                                                                 Trustee: Liberty Funds, Liberty All-Star
                                                                 Equity Fund, Liberty All-Star Growth Fund,
                                                                 Inc., Liberty Funds Trust IX, Hambrecht &
                                                                 Quist Incorporated, Chart House
                                                                 Enterprises, Johns Manville.

James L. Moody, Jr. (67)                 Trustee                 Retired (formerly Chairman of the Board,
16 Running Tide Road                                             Hannaford Bros. Co. from May, 1984 to May,
Cape Elizabeth, ME  04407                                        1997).  Director or Trustee: Liberty Funds,
                                                                 Penobscot Shoe Co., Staples, Inc., UNUM
                                                                 Corporation, IDEXX Laboratories, Inc.,
                                                                 Empire Company Limited.

John J. Neuhauser (55)                   Trustee                 Dean of the School of Management, Boston
140 Commonwealth Avenue                                          College (higher education) since September,
Chestnut Hill, MA  02167                                         1977.  Director or Trustee: Liberty Funds,
                                                                 Liberty All-Star Equity Fund, Liberty
                                                                 All-Star Growth Fund, Inc., Liberty Funds
                                                                 Trust IX, Hyde Athletic Industries, Inc.

Thomas E. Stitzel (63)                   Trustee                 Professor of Finance, College of Business,
2208 Tawny Woods Place                                           Boise State University (higher education);
Boise, ID  83706                                                 Business consultant and author.  Trustee:
                                                                 Liberty Funds.

                                         Positions(s) held       Principal occupations
Name, Age and Address                    with the Trust          during past five years
---------------------                    --------------          ----------------------
Robert L. Sullivan (70)                  Trustee                 Retired Partner, KPMG Peat Marwick LLP
45 Sankaty Avenue                                                (management consulting).  Trustee: Liberty
Siasconset, MA  02564                                            Funds.

Anne-Lee Verville (53)                   Trustee                 Consultant (formerly General Manager,
359 Stickney Hill Road                                           Global Education Industry from 1994 to 1997
Hopkinton, NH  03229                                             (global education)).  Trustee:  Liberty
                                                                 Funds.

Stephen E. Gibson (45)                   President               President of the Liberty Funds since June,
One Financial Center                                             1998, Chairman of the Board since July,
Boston, MA  02111                                                1998, Chief Executive Officer and President
                                                                 since December 1996 and Director, since
                                                                 July, 1996 of Colonial  (formerly Executive
                                                                 Vice President from July, 1996 to December,
                                                                 1996); Chairman of the Board since July,
                                                                 1998, Director, Chief Executive Officer and
                                                                 President of Liberty Funds Group LLC
                                                                 ("LFG") since December, 1998 (formerly
                                                                 Chairman of the Board, Director, Chief
                                                                 Executive Officer and President of The
                                                                 Colonial Group, Inc. ("TCG") from December,
                                                                 1996 to December, 1998); Assistant Chairman
                                                                 of Stein Roe since August, 1998 (formerly
                                                                 Managing Director of Marketing of Putnam
                                                                 Investments, June, 1992 to July, 1996.).

Timothy J. Jacoby (45)                   Treasurer and Chief     Treasurer and Chief Financial Officer of
One Financial Center                     Financial Officer       the Liberty Funds; Senior Vice President,
Boston, MA  02111                                                Treasurer and Chief Financial Officer of
                                                                 Colonial; Chief Financial Officer,
                                                                 Treasurer and Vice President of LFG since
                                                                 December, 1998 (formerly Chief Financial
                                                                 Officer, Treasurer and Vice President of
                                                                 TCG from July, 1997 to December, 1998)
                                                                 formerly Senior Vice President, Fidelity
                                                                 Accounting and Custody Services, Inc. and

                                         Positions(s) held       Principal occupations
Name, Age and Address                    with the Trust          during past five years
---------------------                    --------------          ----------------------
                                                                 Assistant Treasurer to the Fidelity Group
                                                                 of Funds.

J. Kevin Connaughton (34)                Controller and Chief    Controller and Chief Accounting Officer of
One Financial Center                     Accounting Officer      the Liberty Funds since February, 1998;
Boston, MA  02111                                                Vice President of Colonial  since February,
                                                                 1998 (formerly Senior Tax Manager, Coopers
                                                                 & Lybrand, LLP from April, 1996 to January,
                                                                 1998; Vice President, 440 Financial
                                                                 Group/First Data Investor Services Group
                                                                 from March, 1994 to April, 1996; Vice
                                                                 President, The Boston Company (subsidiary
                                                                 of Mellon Bank) from December, 1993 to
                                                                 March, 1994; Assistant Vice President and
                                                                 Tax Manager, The Boston Company from March,
                                                                 1992 to December, 1993).

Joseph R. Palombo (46)                   Vice President          Vice President of the Liberty Funds since
One Financial Center                                             April, 1999; Executive Vice President and
Boston, MA  02111                                                Director of Colonial since April, 1999;
                                                                 Executive Vice President and Chief
                                                                 Administrative Officer of LFG since April,
                                                                 1999 (formerly Chief Operating Officer,
                                                                 Putnam Investments from 1994 to 1998).

Nancy L. Conlin (45)                     Secretary               Director, Senior Vice President and General
One Financial Center                                             Counsel, Colonial (April, 1998 to present);
Boston, MA  02111                                                Vice President and Counsel (February, 1994
                                                                 to April, 1998).


* As Trustee who is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the Funds or the Advisor.

         As indicated in the above table, certain Trustees and officers of the Trust also hold positions with LFC, Keyport, LASC, KFSC, Colonial, Stein Roe, Newport, Crabbe Huson, LAMCO and/or certain of their affiliates. Certain of the Trustees and officers of the Trust hold comparable positions with certain other investment companies.

Compensation of Trustees

         The table below sets forth (1) the aggregate compensation paid by the Trust to the Trustees for 1999, and (ii) the amount of compensation paid to the Trustees of the Trust in their capacities as Trustees of the Liberty Funds Complex for service for 1999 (a):


                                           COMPENSATION TABLE
------------------------------------------------------------------------------------------------------------------
                                                                     Total Compensation From Liberty Funds Complex
                                      Aggregate 1999 Compensation        Paid to the Directors/Trustees For The
Trustee                                    from the Trust(b)            Calendar Year Ended December 31, 1999(c)
-------                                    -----------------            ----------------------------------------
Robert J. Birnbaum                                 $                                       $
Tom Bleasdale                                                                              (e)
John V. Carberry                                   (d)                                     (d)
Lora S. Collins
James E. Grinnell
Richard W. Lowry
Salvatore Macera
William E. Mayer
James L. Moody, Jr.                                (f)                                     (g)
John J. Neuhauser
Thomas E. Stitzel
Robert L. Sullivan
Anne-Lee Verville                                  (f)                                     (h)


(a) The Liberty Funds Complex does not currently provide pension or retirement plan benefits to the Trustees.

(b) Messrs. Birnbaum, Bleasdale, Carberry, Grinnell, Lowry, Mayer, Moody, Neuhauser and Sullivan and Mmes. Collins and Verville joined the Board of the Trustees of the Trust on December 17, 1998.

(c) At December 31, 1998, the Liberty Funds Complex consisted of 52 open-end and 5 closed-end management investment company portfolios advised by the Administrator or its affiliates, Newport, Crabbe Huson Group, Inc. and Stein Roe, nine funds of the Trust and the closed-end Liberty All-Star Equity and Liberty All-Star Growth Fund, Inc., Liberty Funds Trust IX advised by LAMCO, another affiliate of the Administrator.

(d) Mr. Carberry does not receive compensation because he is an affiliated Trustee and employee of LFC.

(e)  Includes $52,000 payable in later years as deferred compensation.

(f) Total compensation of $592 is payable in later years as deferred compensation.

(g) Total compensation of $105,857 is payable in later years as deferred compensation.

(h) Total compensation of $23,445 is payable in later years as deferred compensation.

PRINCIPAL HOLDERS OF SECURITIES

         All the shares of the Funds are held of record by sub-accounts of separate accounts of Participating Insurance Companies on behalf of the owners of VA contracts and VLI policies or by the general account of Keyport. At March 31, 2000 the general account of Keyport owned of record % of Fund and % of Fund. At June 1, 2000 the general account of Keyport owned of record 100% of Japan Opportunities Fund, Mid-Cap Value Fund, Financial Services fund, Health Care Fund, Technology Fund and 500 Index Fund, respectively. At all meetings of shareholders of the Funds, Participating Insurance Companies will vote the shares held of record by sub-accounts of their respective separate accounts as to which instructions are received from the VA contract and VLI policy owners on behalf of whom such shares are held only in accordance with such instructions. All such shares as to which no instructions are received (as well as, in the case of Keyport, all shares held by its general account) will be voted in the same proportion as shares as to which instructions are received (with Keyport's general account shares being voted in the proportions determined by instructing owners of Keyport VA contracts and VLI policies). There is no requirement as to the minimum level of instructions which must be received from policy and contract owners. Accordingly, each Participating Insurance Company and Keyport disclaims beneficial ownership of the shares of the Funds held of record by the sub-accounts of their respective separate accounts (or, in the case of Keyport, its general account). No Participating Insurance Company has informed the Trust that it knows of any owner of a VA contract or VLI policy issued by it which on March 31, 2000 owned beneficially 5% or more of the outstanding shares of any Fund.

CUSTODIANS

         The Chase Manhattan Bank, 270 Park Avenue Park Avenue, New York, NY 10017-2070, is custodian of the securities and cash owned by all of the Funds, except the Real Estate Fund. The custodians are responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by persons authorized by the Trust. The custodians do not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or the Trust. Portfolio securities of the Funds purchased in the U.S. are maintained in the custody of the custodians and may be entered into the Federal Reserve Book Entry system, or the security depository system of the Depository Trust Company or other securities depository systems. Portfolio securities purchased outside the U.S. are maintained in the custody of various foreign branches of the custodians and/or third party subcustodians, including foreign banks and foreign securities depositories.

                              OTHER CONSIDERATIONS

PORTFOLIO TURNOVER

         Although no Fund purchases securities with a view to rapid turnover, there are no limitations on the length of time that securities must be held by any Fund and a Fund's annual portfolio turnover rate may vary significantly from year to year. A 100% turnover rate would occur if all of the securities in the portfolio were sold and either repurchased or replaced within one year. Although the Funds cannot predict portfolio turnover rate, it is estimated that, under normal circumstances, the annual rate for each Fund will be no greater than 100%. The portfolio turnover rates of the Funds are shown under "Financial Highlights" in the Prospectuses.

         If a Fund writes a substantial number of call or put options (on securities or indexes) or engages in the use of futures contracts or options on futures contracts (all referred to as "Collateralized Transactions"), and the market prices of the securities underlying the Collateralized Transactions move inversely to the Collateralized Transaction, there may be a very substantial turnover of the portfolios. The Funds pay brokerage commissions in connection with options and futures transactions and effecting closing purchase or sale transactions, as well as for the purchases and sales of other portfolio securities other than fixed income securities.

         International Fund, International Horizons Fund and Global Equity Fund may be expected to experience higher portfolio turnover rates if such Funds make a change in its respective investments from one geographic sector (e.g., Europe; Japan; emerging Asian markets; etc.) to another geographic sector. Costs will be greater if the change is from the sector in which the greatest proportion of its assets are invested.

SUSPENSION OF REDEMPTIONS

         The right to redeem shares or to receive payment with respect to any redemption of shares of the Funds may only be suspended (i) for any period during which trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closing, (ii) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of the Funds is not reasonably practicable, or (iii) for such other periods as the SEC may by order permit for protection of shareholders of the Funds.

VALUATION OF SECURITIES

         The assets of the Funds are valued as follows:

         Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where Colonial (the Trust's pricing and bookkeeping agent) deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on Nasdaq are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost when such cost approximates market value pursuant to procedures approved by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate as of 3:00 p.m. Eastern time. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined in good faith under the direction of the Trustees.

         The net asset value of shares of each Fund is normally calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern time, on every day the NYSE is open for trading, except on days where both (i) the degree of trading in a Fund's portfolio securities would not materially affect the net asset value of that Fund's shares and (ii) no shares of a Fund were tendered for redemption and no purchase order was received. The NYSE is open Monday through Friday, except on the following holidays: New Year's Day, Martin Luther King Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. The values of these securities used in determining the net asset value are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

PORTFOLIO TRANSACTIONS

         The Trust has no obligation to do business with any broker-dealer or group of broker-dealers in executing transactions in securities with respect to the Funds, and the Funds have no intention to deal exclusively with any particular broker-dealer or group of broker-dealers.

         Each of Colonial, Stein Roe, Newport, Crabbe Huson, each of LAMCO's Portfolio Managers, PADCO and _________________ (each an "Advisor") places the transactions of the Funds with broker-dealers selected by it and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time may also execute portfolio transactions with such broker-dealers acting as principals.

         Except as described below in connection with commissions paid to a clearing agent on sales of securities, it is each Fund's policy and the policy of its Advisor always to seek best execution, which is to place the Fund's transactions where the Fund can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when the Advisor believes that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

         Subject to such policy of always seeking best execution, and subject to the additional matters described below regarding each of International Fund, International Horizons Fund, Global Equity Fund, Japan Opportunities Fund, Tiger Fund and All-Star Equity Fund, securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to an Advisor, the Funds or other accounts as to which such Advisor exercises investment discretion. Such advisor may use all, some or none of such research services in providing investment advisory services to each of its clients, including the Fund(s) it advises. To the extent that such services are used by the Advisors, they tend to reduce their expenses. It is not possible to assign an exact dollar value for such services.

         Subject to such policies as the Board of Trustees may determine, each of the Advisors may cause a Fund to pay a broker-dealer that provides brokerage and research services to it an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for a Fund in excess of the amount of commission that another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). An Advisor placing a brokerage transaction must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided to it by the executing broker-dealer viewed in terms of that particular transaction or its overall responsibilities to the applicable Fund and all its other clients.

         Certain of the other accounts of any of the Advisors may have investment objectives and programs that are similar to those of the Funds. Accordingly, occasions may arise when each of the Advisors engages in simultaneous purchase and sale transactions of securities that are consistent with the investment objectives and programs of a Fund and such other accounts. On those occasions, the Advisor will allocate purchase and sale transactions in an equitable manner according to written procedures as approved by the Board of Trustees. Such procedures may, in particular instances, be either advantageous or disadvantageous to a Fund.

         Consistent with applicable rules of the National Association of Securities Dealers, Inc., and subject to seeking best execution and such other policies as the Board of Trustees may determine, each of the Advisors may consider sales of VA contracts and VLI policies as a factor in the selection of broker-dealers to execute securities transactions for the Funds.

         Additional Matters Pertaining to International Fund, International Horizons Fund and Global Equity Fund. The portfolio manager for the International Fund, International Horizons Fund and Global Equity Fund is Gita Rao, who is jointly employed by Colonial and Stein Roe (each of which is an indirect wholly owned subsidiary of LFC). The Funds and the other accounts advised by Ms. Rao sometimes invest in the same securities and sometimes enter into similar transactions utilizing futures contracts and foreign currencies. In certain cases, purchases and sales on behalf of the Funds and such other accounts will be bunched and executed on an aggregate basis. In such cases, each participating account (including the International Fund, International Horizons Fund and Global Equity Fund) will receive the average price at which the trade is executed. Where less than the desired aggregate amount is able to be purchased or sold, the actual amount purchased or sold will be allocated among the participating accounts (including the International Fund, International Horizons Fund and Global Equity Fund) in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, futures or currencies as far as the International Fund, International Horizons Fund and Global Equity are concerned, Colonial believes that in most cases these practices should produce better executions. It is the opinion of Colonial that the advantages of these practices outweigh the disadvantages, if any, which might result from them.

         Portfolio transactions on behalf of the International Fund, International Horizons Fund and Global Equity Fund may be executed by broker-dealers who provide research services to Colonial or Stein Roe which are used in the investment management of such Funds or other accounts over which Colonial or Stein Roe exercise investment discretion. Such transactions will be effected in accordance with the policies described above. No portfolio transactions on behalf of the Funds will be directed to a broker-dealer in consideration of the broker-dealer's provision of research services to Colonial, or to Colonial and Stein Roe, unless a determination is made that such research assists Colonial in its investment management of the International Fund, International Horizons Fund, Global Equity Fund or other accounts over which Colonial exercises investment discretion.

         Additional Matters Pertaining to All-Star Equity Fund. The Portfolio Management Agreements with LAMCO's Portfolio Managers provide that LAMCO has the right to request that transactions giving rise to brokerage commissions, in amounts to be agreed upon from time to time between LAMCO and the Portfolio Manager, be executed by brokers and dealers (to be agreed upon from time to time between LAMCO and the Portfolio Manager) which provide research products and services to LAMCO or to All-Star Equity Fund or other accounts managed by LAMCO (collectively with All-Star Equity Fund, "LAMCO Clients") or as to which an ongoing relationship will be a value to the Fund in managing its assets. The commissions paid on such transactions may exceed the amount of commissions another broker would have charged for effecting that transaction. Research products and services made available to LAMCO through brokers and dealers executing transactions for LAMCO Clients involving brokerage commissions include performance and other qualitative and quantitative data relating to investment managers in general and the Portfolio Managers in particular; data relating to the historic performance of categories of securities associated with particular investment styles; mutual fund portfolio and performance data; data relating to portfolio manager changes by pension plan fiduciaries; quotation equipment; and related computer hardware and software, all of which research products and services are used by LAMCO in connection with its selection and monitoring of portfolio managers (including the Portfolio Managers) for LAMCO Clients, the assembly of a mix of investment styles appropriate to LAMCO's Clients' investment objectives, and the determination of overall portfolio strategies.

         LAMCO from time to time reaches understandings with each of the Portfolio Managers as to the amount of the All-Star Equity Fund portfolio transactions initiated by such Portfolio Manager that are to be directed to brokers and dealers which provide research products and services to LAMCO. These amounts may differ among the Portfolio Managers based on the nature of the markets for the types of securities managed by them and other factors.

         These research products and services are used by LAMCO in connection with its management of LAMCO Clients' portfolios, regardless of the source of the brokerage commissions. In instances where LAMCO receives from broker-dealers products or services which are used both for research purposes and for administrative or other non-research purposes, LAMCO makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research, based primarily on anticipated usage, and pays for the costs attributable to the non-research usage in cash.

         The table below shows information on brokerage commissions paid by each Fund during the periods indicated. (All-Star Equity Fund commenced operations on November 15, 1997; Small Cap Fund and High Yield Fund commenced operations on May 19, 1998; International Horizons Fund, Global Equity Fund and Real Estate Fund commenced operations on June 1, 1999; and Japan Opportunities Fund, Mid-Cap Value Fund, Financial Services Fund, Health Care Fund, Technology Fund and 500 Index Fund commenced on June 1, 2000.

                               Growth &          Global         International         U.S.            Tiger         All-Star
                                Income         Utilities             Fund            Growth            Fund          Equity
                                 Fund             Fund                                Fund                             Fund
                                 ----             ----               ----             ----             ----            ----
Total amount of               $  86,453         $ 124,815         $  66,549         $ 147,449       $  36,508       $  58,697
brokerage commissions
paid during 1998

Total amount of               $       0         $       0         $       0         $       0       $       0       $  84,729
directed transactions
paid during 1998

Total amount of               $       0         $       0         $       0         $       0       $       0       $      80
commissions on directed
transactions paid
during 1998

Total amount of               $  17,178         $       0         $       0         $  45,117       $       0       $       0
brokerage commissions
paid during 1998 to                 (20%)                                                 (31%)
AlphaTrade Inc.
(% of total
commission paid)

Total amount of               $  76,021         $ 108,414         $  59,920         $  80,839       $ 110,960       $  18,207
brokerage commissions
paid during 1997

Total amount of               $  35,863         $  22,345         $  92,485         $  75,253       $ 109,515              --
brokerage commissions
paid during 1996



                                High           Small         Strategic
                                Yield           Cap            Income
                                 Fund           Fund             Fund
                                 ----           ----             ----
Total amount of               $       0       $   3,240       $       0
brokerage commissions
paid during 1998

Total amount of               $       0       $       0       $       0
directed transactions
paid during 1998

Total amount of               $       0       $       0       $       0
commissions on directed
transactions paid
during 1998

Total amount of               $       0       $   1,170       $       0
brokerage commissions
paid during 1998 to                                 (36%)
AlphaTrade Inc.
(% of total
commission paid)

Total amount of                      --              --       $       0
brokerage commissions
paid during 1997

Total amount of                      --              --       $       0
brokerage commissions
paid during 1996



                       DESCRIPTION OF CERTAIN INVESTMENTS

         The following is a description of certain types of investments which may be made by one or more of the Funds.

MONEY MARKET INSTRUMENTS

         As stated in the Prospectus, each Fund may invest in a variety of high-quality money market instruments. The money market instruments that may be used by each Fund may include:

         UNITED STATES GOVERNMENT OBLIGATIONS. These consist of various types of marketable securities issued by the U.S. Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the U.S. Government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

         UNITED STATES GOVERNMENT AGENCY SECURITIES. These consist of debt securities issued by agencies and instrumentalities of the U.S. Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association, Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Farm Credit Banks, the Federal National Mortgage Association, and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the U.S. Government (e.g., U.S. Treasury Bills); (ii) guaranteed by the U.S. Treasury (e.g., Government National Mortgage Association mortgage-backed securities);
(iii) supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury (e.g., Federal National Mortgage Association Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., securities issued by the Farmer's Home Administration).

         BANK AND SAVINGS AND LOAN OBLIGATIONS. These include certificates of deposit, bankers' acceptances, and time deposits. Certificates of deposit generally are short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Bankers acceptances are time drafts drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (e.g., to finance the import, export, transfer, or storage of goods). With a bankers' acceptance, the borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are generally short-term, interest-bearing negotiable obligations issued by commercial banks against funds deposited in the issuing institutions. The Funds will not invest in any security issued by a commercial bank or a savings and loan association unless the bank or savings and loan association is organized and operating in the United States, has total assets of at least one billion dollars, and is a member of the Federal Deposit Insurance Corporation ("FDIC"), in the case of banks, or insured by the FDIC in the case of savings and loan associations; provided, however, that such limitation will not prohibit investments in foreign branches of domestic banks which meet the foregoing requirements. The Funds will not invest in time-deposits maturing in more than seven days.

         SHORT-TERM CORPORATE DEBT INSTRUMENTS. These include commercial paper (i.e., short-term, unsecured promissory notes issued by corporations to finance short-term credit needs). Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Also included are non-convertible corporate debt securities (e.g., bonds and debentures). Corporate debt securities with a remaining maturity of less than 13 months are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. Each Fund may purchase corporate debt securities having greater maturities.

         REPURCHASE AGREEMENTS. The Funds may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as a Fund) acquires ownership of a security (known as the "underlying security") and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. The underlying securities will consist only of securities issued by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). Repurchase agreements are, in effect, collateralized by such underlying securities, and, during the term of a repurchase agreement, the seller will be required to mark-to-market such securities every business day and to provide such additional collateral as is necessary to maintain the value of all collateral at a level at least equal to the repurchase price. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by a Fund for a duration of more than seven days if, as a result, more than 15% of the value of that Fund's total assets would be invested in such agreements or other securities which are illiquid.

         The Funds will seek to assure that the amount of collateral with respect to any repurchase agreement is adequate. As with any extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, a Fund could incur costs in connection with disposition of the collateral if the seller were to default. The Funds will enter into repurchase agreements only with sellers deemed to be creditworthy under creditworthiness standards approved by the Board of Trustees and only when the economic benefit to the Funds is believed to justify the attendant risks. The Board of Trustees believes these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Funds may enter into repurchase agreements only with commercial banks or registered broker-dealers.

         ADJUSTABLE RATE AND FLOATING RATE SECURITIES. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

         Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         Floating rate instruments (generally corporate notes, bank notes or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (e.g. daily, monthly, semi-annually), to the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

INVESTMENTS IN LESS DEVELOPED COUNTRIES

         International Fund and International Horizons Fund's investments in foreign securities may include investments in countries whose economies or securities markets are considered by Colonial not to be highly developed (referred to as "emerging market countries"). Normally no more than 40% of the International Fund's assets and up to 35% of the International Horizons Fund's assets will be invested in such emerging market countries. As of May 1, 1999, the following countries were considered by Colonial to be emerging market countries:


                                               Europe and
Asia                   Latin America           the Middle East          Africa
----                   -------------           ---------------          ------
China                  Argentina               Czech Republic           South Africa

Hong Kong              Brazil                  Greece

India                  Chile                   Hungary

Indonesia              Colombia                Israel

South Korea            Mexico                  Jordan

Malaysia               Peru                    Poland

Pakistan               Venezuela               Russia

Philippines                                    Turkey

Sri Lanka

Taiwan

Thailand

         Under normal market conditions, the Tiger Fund invests primarily in stocks of companies located in the nine Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines.

FOREIGN CURRENCY TRANSACTIONS

         Each of International Fund, Tiger Fund, Global Utilities Fund, Strategic Income Fund, International Horizons Fund, Global Equity Fund and Growth and Income Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. These Funds may purchase foreign currencies on a spot or forward basis in conjunction with their investments in foreign securities and to hedge against fluctuations in foreign currencies. International Fund, Global Utilities Fund, International Horizons Fund, Global Equity Fund and Strategic Income Fund also may buy and sell currency futures contracts and options thereon for such hedging purposes. Global Utilities Fund and Strategic Income Fund also may buy options on currencies for hedging purposes.

         A Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with purchases or sales of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging a Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payments is declared, and the date on which such payments are made or received.

         A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and (if the Fund is so authorized) purchase and sell foreign currency futures contracts.

         For transaction hedging purposes a Fund which is so authorized may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on a currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

         When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, a Fund which is so authorized may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may enter into short sales of a foreign currency to hedge a position in a security denominated in that currency. In such circumstances, the Fund will maintain in a segregated account with its Custodian an amount of cash or liquid debt securities equal to the excess of (i) the amount of foreign currency required to cover such short sale position over (ii) the amount of such foreign currency which could then be realized through the sale of the foreign securities denominated in the currency subject to the hedge.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which the Fund can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency Forward and Futures Contracts

         Each of International Fund, Global Utilities Fund, Strategic Income Fund, International Horizons Fund, Global Equity Fund and Tiger Fund will enter into such contracts only when cash or equivalents equal in value to either (i) the commodity value (less any applicable margin deposits) or (ii) the difference between the commodity value (less any applicable margin deposits) and the aggregate market value of all equity securities denominated in the particular currency held by the Fund have been deposited in a segregated account of the Fund's custodian. A forward currency contract involves an obligation to purchase or sell specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the Commodities Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange. (Tiger Fund may not invest in currency futures contracts.)

         Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts.

Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Funds intend to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments or variation margin.

Currency Options

         In general, options on currencies operate similarly to options on securities and are subject to many risks similar to those applicable to currency futures and forward contracts. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

         Global Utilities Fund, International Horizons Fund, Global Equity Fund and Strategic Income Fund will only purchase or write currency options when Stein Roe or Colonial believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

         The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the value of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

         The value of a currency option reflects the value of an exchange rate which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd-lot market for the underlying currencies in connection with options at prices that are less favorable than for round-lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

Valuations

         There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement Procedures

         Settlement procedures relating to the Funds' investments in foreign securities and to their foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in such Funds' domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign Currency Conversion

         Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

OPTIONS ON SECURITIES

         Each of Global Utilities Fund, International Fund, International Horizons Fund, Global Equity Fund, Real Estate Fund and All-Star Equity Fund may purchase and sell options on individual securities.

         Writing covered options.

         A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the sub-advisor, such transactions are consistent with the Fund's investment objective and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

         A Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

         A Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

         A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

         If a Fund writes a call option but does not own the underlying security, and then it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options.

         A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options.

         A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) options.

         The Staff of the Division of Investment Management of the SEC has taken the position that OTC options purchased by a Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, a Fund will enter into OTC options transactions only with primary dealers in U.S. Government Securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in the money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable and
(iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions.

         The successful use of a Fund's options strategies depends on the ability of its sub-advisor to forecast interest rate and market movements correctly.

         When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

         The effective use of options also depends on a Fund's ability to terminate option positions at times when its sub-advisor deems it desirable to do so. Although the Fund will take an option position only if the sub-advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

         A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

         Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation ("OCC") or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

         Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

         Each of Global Utilities Fund, International Fund, Strategic Income Fund, International Horizons Fund, Global Equity Fund, Real Estate Fund and All-Star Equity Fund may buy and sell certain future contracts (and in certain cases related options), to the extent and for the purposes specified in the Prospectuses.

         A futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on a commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         Although futures contracts by their terms call for actual delivery or acceptance of the underlying financial instruments, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

         Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government Securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

         Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

         A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

         A Fund will enter into futures contracts only when, in compliance with the SEC's requirements, cash or high quality liquid debt securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.

Options on futures contracts

         A Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

         As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

         A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.

Risks of transactions in futures contracts and related options

         Successful use of futures contracts by a Fund is subject its sub-advisor's ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not at times render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

         To reduce or eliminate a hedge position held by a Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contacts or options), would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Index futures contracts and related options; associated risks

         An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. A Fund may enter into stock index future contracts, debt index futures contracts, or other index futures contracts (e.g., an interest rate futures contract), as specified in the Prospectus. A Fund may also purchase and sell options on index futures contracts, to the extent specified in the Prospectus.

         There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Fund's sub-advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

         Successful use of index futures by a Fund for hedging purposes is also subject to its sub-advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities subject to the hedge held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, over time the value of the Fund's portfolio should tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures markets are less onerous than margin requirements in the securities markets, and as a result the futures markets may attract more speculators than the securities markets. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortions in the futures markets and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by a Fund's sub-advisor may still not result in a successful hedging transaction.

         Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

SECURITIES LOANS

         Each of Global Utilities Fund, U.S. Growth Fund, International Horizons Fund, Global Equity Fund, Real Estate Fund and All-Star Equity Fund may make loans of its portfolio securities amounting to not more than 30% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. This collateral is deposited with the Trust's custodian which segregates and identifies these assets on its books as security for the loan. The borrower pays to the Fund an amount equal to any dividends, interest or other distributions received on securities lent. The borrower is obligated to return identical securities on termination of the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Trust has adopted these policies, in part, so that interest, dividends and other distributions received on the loaned securities, the interest or fees paid by the borrower to the Fund for the loan, and the investment income from the collateral will qualify under certain investment limitations under Subchapter M of the Internal Revenue Code.

                             INVESTMENT PERFORMANCE

         Each of the Funds may quote total return figures from time to time. Total return on a per share basis is the reinvested amount of dividends and capital gains received per share plus or minus the change in the net asset value per share for a given period. Total return percentages may be calculated by dividing the value of a share (including distribution reinvestment shares) at the end of a given period by the value of the share at the beginning of the period and subtracting one.

         Average Annual Total Return is a hypothetical Annual Rate of return which if achieved annually would produce the same return as the cumulative total return percentage calculated for the period.

         It is computed as follows:

                           ERV = P(1+T)n

         Where:            P        =       a hypothetical initial payment of $1,000
                           T        =       average annual total return
                           n        =       number of years
                           ERV      =       ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period (or fractional portion
                                            thereof).


         For example, for a $1,000 investment in the Funds, the "Ending Redeemable Value," the "Total Return Percentage" and (where applicable) the "Average Annual Total Return" for the life of each Fund listed below (the period from July 1, 1993 in the case of Growth and Income Fund and Global Utilities Fund; May 1, 1994, in the case of International Fund; July 5, 1994 in the case of U.S. Growth Fund and Strategic Income Fund; May 1, 1995, in the case of Tiger Fund; November

17, 1997 in the case of All-Star Equity Fund; May 19,1998 in the case of High Yield Fund and Small Cap Fund through December 31, 1999 were:

Fund                                                              Ending               Cumulative Total       Average Annual
                                                                  Redeemable Value     Return Percentage      Total Return
----                                                              ----------------     -----------------      ------------
Colonial Growth and Income Fund, Variable Series                        $                      %                    %

Stein Roe Global Utilities Fund, Variable Series

Colonial International Fund for Growth, Variable Series

Colonial U.S. Growth & Income Fund, Variable Series

Colonial Strategic Income Fund, Variable Series

Newport Tiger Fund, Variable Series

Liberty All-Star Equity Fund, Variable Series

Colonial High Yield Securities Fund, Variable Series                                                               ---

Colonial Small Cap Value Fund, Variable Series                                                                     ---

Colonial International Horizons Fund, Variable Series

Colonial Global Equity Fund, Variable Series

Crabbe Huson Real Estate Investment Fund, Variable Series


         The figures contained in this "Investment Performance" section assume reinvestment of all dividends and distributions. They are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods. The Funds' performance numbers reflect all Fund expenses, net of any voluntary waiver of expenses by the advisor, sub-advisor or their affiliates, but do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies offered through the separate accounts of the Participating Insurance Companies. If performance information included the effect of these additional amounts, returns would be lower.

                INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

         PricewaterhouseCoopers LLP are the Trust's independent accountants. The financial statements as of December 31, 1999 and for the fiscal years or periods ended December 31, 1999 and December 31, 1998 incorporated by reference in this SAI have been so incorporated, and the schedules of financial highlights for the periods ended December 31, 1999 have been included in the Prospectus, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

         The financial statements of the Trust and Report of Independent Accountants appearing in the December 31, 1999 Annual Report of the Trust are incorporated in this SAI by reference.

Part C.  OTHER INFORMATION

Liberty Newport Japan Opportunities Fund, Variable Series (NJOF, VS) Liberty Mid-Cap Value Fund, Variable Series (CSVF, VS)
Rydex Technology Fund,  Variable Series (RTF, VS)
Rydex Financial Services Fund, Variable Series (RFSF, VS)
Rydex Health  Care Fund,  Variable  Series  (RHCF,  VS)
Liberty  S&P 500 Index  Fund, Variable Series (L500, VS)

Item 23.                         Exhibits:
      (a)(1)                     Agreement and Declaration of Trust(3)

      (a)(2)                     Amended and Restated Establishment and Designation(1)

      (b)                        Amended and Restated By-Laws(1)

      (c)                        Not Applicable

      (d)(1)(i)                  Form of Management Agreement between the Trust, with respect to NJOF, VS and LASC(1)

      (d)(1)(ii)                 Form of Sub-Advisory Agreement between the Trust, on behalf of NJOF, VS, LASC and
                                 Newport(1)

      (d)(2)(i)                  Form of Management Agreement between the Trust, with respect to CSVF, VS and LASC(1)

      (d)(2)(ii)                 Form of Sub-Advisory Agreement between the Trust, on behalf of CSVF, VS, LASC and
                                 Colonial(1)

      (d)(3)(i)                  Form of Management Agreement between the Trust, with respect to RTF, VS and LASC(1)

      (d)(3)(ii)                 Form of Sub-Advisory Agreement between the Trust, on behalf of RTF, VS, LASC and
                                 Colonial (1)

      (d)(3)(iii)                Form of Portfolio Management Agreement between the Trust, Colonial and Padco Advisors,
                                 Inc., with respect to RTF, VS(1)

      (d)(4)(i)                  Form of Management Agreement between the Trust, with respect to RFSF, VS and LASC(1)

      (d)(4)(ii)                 Form of Sub-Advisory Agreement between the Trust, on behalf of RFSF, VS, LASC and
                                 Colonial (1)

      (d)(4)(iii)                Form of Portfolio Management Agreement between the Trust, Colonial and Padco Advisors,
                                 Inc., with respect to RFSF, VS(1)

      (d)(5)(i)                  Form of Management Agreement between the Trust, with respect to RHCF, VS and LASC(1)

      (d)(5)(ii)                 Form of Sub-Advisory Agreement between the Trust, on behalf of RHCF, VS, LASC and
                                 Colonial (1)

      (d)(5)(iii)                Form of Portfolio Management Agreement between the Trust, Colonial and Padco Advisors,
                                 Inc., with respect to RHCF, VS(1)




      (d)(6)(i)                  Form of Management Agreement between the Trust, with respect to L500, VS and LASC(1)

      (d)(6)(ii)                 Form of Sub-Advisory Agreement between the Trust, on behalf of L500, VS, LASC and
                                 Colonial (1)

      (d)(6)(iii)                Form of Portfolio Management Agreement between the Trust, Colonial and
                                 _______________________, with respect to L500, VS(1)

      (e)(1)(i)                  Underwriting Agreement between the Registrant and Keyport Financial Services Corp.
                                 ("KFSC")(1)

      (e)(1)(ii)                 Amendment No. 1 to KFSC Underwriting Agreement(1)

      (e)(2)                     Underwriting Agreement between the Registrant and Liberty Funds Distributor, Inc.
                                 (LFDI)(3)

      (e)(3)                     12b-1 Plan Implementing Agreement between the Registrant and KFSC(1)

      (e)(4)                     12b-1 Plan Implementing Agreement between the Registrant and LFDI(1)

      (f)                        Not applicable

      (g)(1)(i)                  Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit 8. in Part
                                 C, Item 24(b) of Post-Effective Amendment No 13 to the Registration Statement on Form
                                 N-1A of Colonial Trust VI (File Nos. 33-45117 and 811-6529) and is hereby incorporated by reference and made a part of this Registration Statement

      (g)(1)(ii)                 Amendment No. 12 to Appendix A of Custody Agreement with the Chase Manhattan Bank(1)

      (h)(1)(i)                  Pricing and Bookkeeping Agreement between the Trust and Colonial(3)

      (h)(1)(ii)                 Amendment No. 3 to Pricing and Bookkeeping Agreement(3)

      (h)(2)(i)                  Transfer Agency Agreement between the Trust and Liberty Investment Services, Inc.(1)

      (h)(2)(ii)                 Amendment No. 1 to Transfer Agency Agreement(1)

      (h)(2)(iii)                Joinder and Release Agreement with respect to Transfer Agency Agreement dated as of
                                 January 3, 1995 among the Trust, Liberty Investment Services, Inc. and Liberty Funds
                                 Services, Inc. ("LFSI")(including form of Transfer Agency Agreement and Amendment No.
                                 1 thereto)(3)

      (h)(2)(iv)                 Amendment No. 2 to Transfer Agency Agreement(3)

      (h)(2)(v)                  Amendment No. 3 to Transfer Agency Agreement(3)

      (i)                        Opinion and consent of counsel(1)




      (j)                        Not applicable

      (k)                        Not applicable

      (l)                        Not applicable

      (m)                        Rule 12b-1 Distribution Plan(1)

      (n)                        Not applicable

      (o)                        Not Applicable

      (p)(1)                     Code of Ethics of LASC

      (p)(2)                     Code of Ethics of Funds, LFDI and Colonial

      (p)(3)                     Code of Ethics of Newport

Power of Attorney for: Tom Bleasdale, John V. Carberry, Lora S. Collins, James E. Grinnell, Richard W. Lowry, Salvatore
Macera, William E. Mayer, James L. Moody, Jr., John J. Neuhauser, Thomas E. Stitzel, Robert L. Sullivan and Anne-Lee
Verville - filed as Exhibit 15(a) in Part C, Item 24(b) of Post-Effective Amendment No. 14 to the Registration
Statement on Form N-1A of Liberty Variable Investment Trust (File Nos. 33-59216 and 811-7556) and is hereby incorporated by reference and made a part of this Registration Statement

      (1)      To be filed by amendment.
      (2)      Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed with the
               Commission via EDGAR on or about August 29, 1997.
      (3)      Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed with the Commission via EDGAR on or about April 16, 1999.
      (4)      Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed with the Commission via EDGAR on or about June 1, 1999.

Item 24.                   Persons Controlled by or under Common Control with
                           Registrant

                           Shares of the Trust registered pursuant to this Registration Statement will be offered and sold to Keyport Life Insurance Company ("Keyport"), a stock life insurance company organized under the laws of Rhode Island, and to certain of its separate investment accounts and certain of the respective separate investment accounts of Liberty Life Assurance Company of Boston ("Liberty Life"), a stock life insurance company organized as a Massachusetts corporation, and Independence Life & Annuity Company, a stock life insurance company organized under the laws of Rhode Island (formerly known as "Crown America Life Insurance Company" and thereafter formerly known as "Keyport America Life Insurance Company")("Independence"). Shares of the Registrant may also be sold to other separate accounts of Keyport, Liberty Life, Independence or other life insurance companies as the funding medium for other insurance contracts and policies in addition to the currently offered contracts and policies. The purchasers of insurance contracts and policies issued in connection with such accounts will have the right to instruct Keyport, Liberty Life and Independence with respect to the voting of the Registrant's shares held by their respective separate accounts. Subject to such voting instruction rights, Keyport, Liberty Life, Independence and their respective separate accounts directly control the Registrant.

                           LFDI, the Trust's principal underwriter, LASC, the Trust's investment manager, Colonial, LASC's sub-adviser with respect to SVF, RTF, RFSF, RHCF, L500, Newport, LASC's sub-adviser with respect to NTF and NJOF, are subsidiaries of Liberty Financial Companies, Inc. ("Liberty Financial"), Boston, Massachusetts. Liberty Mutual Insurance Company ("Liberty Mutual"), Boston, Massachusetts, as of December 31, 1999 owned, indirectly, approximately 71% of the combined voting power of the outstanding voting stock of Liberty Financial (with the balance being publicly-held). Liberty Life is a 90%-owned subsidiary of Liberty Mutual.

Item 25.                   Indemnification

                           Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit 1), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registration's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

                           Section 17(h) of the 1940 Act provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                           To the extent required under the 1940 Act:

                           (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

                           (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

                           (iii) Registrant will not advance attorney's fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and
                                      (a) the Covered Person provides security for his undertaking, or (b)
                                      Registrant is insured against losses
                                      arising by reason of any lawful
                                      advances, or (c) a majority of the
                                      disinterested, non-party trustees
                                      of Registrant or an independent legal
                                      counsel as expressed in a
                                      written opinion, determine, based on a
                                      review of readily-available
                                      facts (as opposed to a full trial-type
                                      inquiry), that there is reason
                                      to believe that the Covered Person
                                      ultimately will be found entitled
                                      to indemnification.

                           Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                           Article Tenth also provides that its indemnification provisions are not exclusive.

                           Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant or expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                           Registrant, its trustees and officers, its investment manager, and person affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment manager or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

                           In addition, LASC, Registrant's investment manager, maintains investment advisory professional liability insurance to insure it, for the benefit of the Trust and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to the Trust or any Fund by the investment manager.

Item 26.                   Business and Other Connections of Investment Adviser

                           Certain information pertaining to business and other connections of the Registrant's investment manager, LASC, Colonial, the sub-adviser to each of SVF, RTF, RFSF, RHCF, L500 and Padco Advisors, Inc., Portfolio Manager with respect to RTF, RFSF and RHCF, ___________________, Portfolio Manager with respect to L500, Newport, the sub-adviser to NJOF, is incorporated herein by reference to the section of the Prospectus relating to SVF, RTF, RFSF, RHCF, L500 and NJOF captioned "TRUST MANAGEMENT ORGANIZATIONS" and to the section of the Statement of Additional Information relating to those Funds captioned "INVESTMENT MANAGEMENT AND OTHER SERVICES."

                           Set forth below is a list of each director and officer of LASC, and each director and certain officers of Colonial, Newport, Padco, and ______________, indicating each business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, partner, or trustee.

                           Liberty Advisory Services, Inc.

                           Liberty Advisory Services, Inc. is a direct wholly owned subsidiary of Keyport. Keyport is a direct wholly owned subsidiary of SteinRoe Services, Inc. ("SSI"). SSI is a direct wholly owned subsidiary of Liberty Financial. As stated above,
                           Liberty Financial is an indirect majority owned subsidiary of Liberty Mutual.

Name and Current Position with Adviser                                  Other Positions During
                                                                        Past Two Fiscal Years
Philip K. Polkinghorn               President, Director
Stewart R. Morrison                 Diector, Senior Vice President      Senior Vice President and Chief
                                    and Chief Investment Officer        Investment Officer of Keyport
James J. Klopper                    Vice President and Clerk            Vice President, Counsel and
                                                                        Secretary of Keyport; Clerk of KFSC
Daniel C. Bryant                    Vice President                      Vice President and Assistant
                                                                        Secretary of Keyport (since
                                                                        December, 1997): Chief Legal
                                                                        Counsel, Department of Business
                                                                        Regulation, State of Rhode Island
                                                                        (March, 1995 to November, 1997)
Jeffrey J. Whitehead                Vice President and Treasurer        Vice President and Treasurer of
                                                                        Keyport
Jacob M. Herschler                  Vice President                      Vice President of Keyport


                                    The  business   address  of  LASC  and  each
                                    individual listed in the foregoing table is c/o Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts 02110.


Registrant's investment advisor,  Colonial  Management
Associates, Inc. ("Colonial"), is registered as an investment adviser under the Investment Advisers Act of 1940("Advisers Act"). Colonial Advisory Services, Inc. ("CASI"), an affiliate of Colonial, is also registered as an investment advisor under the 1940 Act. As of the end of the fiscal year, December 31, 1999, CASI had four institutional, corporate or other accounts under management or supervision, the total market value of which was approximately $704 million. As of the end of the fiscal year, December 31, 1999, Colonial was the investment advisor, sub-advisor and/or administrator to 71 mutual funds, including funds sub-advised by Colonial, the total market value of which investment companies was approximately $18,589.50 million. Liberty
Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., is the principal underwriter and the national distributor of all of the funds in the Liberty Mutual Funds complex, including the Registrant.

     The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:

(1)                 (2)          (3)                                (4)
Name and principal
business
addresses*          Affiliation
of officers and     with         Period is through 1/31/00.  Other
directors of        investment   business, profession, vocation or
investment adviser  adviser      employment connection              Affiliation
------------------  ----------   --------------------------------   -----------
Allard, Laurie      V.P.

Archer, Joseph A.   V.P.

Ballou, William J.  V.P.,        Liberty Funds Trust I through
                    Asst.          IX                            Asst. Sec.
                    Sec.,        Colonial High Income
                    Counsel        Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Funds Group LLC         Asst. Sec.
                                 Liberty Variable Investment
                                   Trust                         Asst. Sec.
                                 Liberty All-Star Equity Fund    Asst. Sec.
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Asst. Sec.
                                 Colonial Insured Municipal Fund Asst. Sec
                                 Colonial California Insured
                                   Municipal Fund                Asst. Sec
                                 Colonial New York Insured
                                   Municipal Fund                Asst. Sec
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Asst. Sec

Barron, Suzan M.    V.P.,        Liberty Funds Trust I through
                    Asst.          IX                            Asst. Sec.
                    Sec.,        Colonial High Income
                    Counsel        Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Funds Group LLC         Asst. Sec.
                                 Liberty Variable Investment
                                   Trust                         Asst. Sec.
                                 Liberty All-Star Equity Fund    Asst. Sec.
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Asst. Sec.
                                 Colonial Insured Municipal Fund Asst. Sec
                                 Colonial California Insured
                                   Municipal Fund                Asst. Sec
                                 Colonial New York Insured
                                   Municipal Fund                Asst. Sec
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Asst. Sec

Barsketis, Ophelia  Sr.V.P.     Stein Roe & Farnham Incorporated Snr. V.P.

Berliant, Allan     V.P.

Bissonnette,
  Michael           Sr.V.P.

Boatman, Bonny E.   Sr.V.P.;     Colonial Advisory Services,     Exec. V.P.
                    IPC Mbr.       Inc.
                                 Stein Roe & Farnham
                                   Incorporated                  Exec. V.P.

Bunten, Walter      V.P.

Campbell, Kimberly  V.P.

Carnabucci,
  Dominick          V.P.

Carome, Kevin M.    Sr.V.P.;     Liberty Funds Distributor,
                    IPC Mbr.       Inc.                          Assistant Clerk
                                 Liberty Funds Group LLC         Sr. V.P.;
                                                                 General Counsel
                                 Stein Roe & Farnham            General Counsel;
                                   Incorporated                  Secretary
                                 Stein Roe Services, Inc.        Asst. Clerk
                                 Liberty-Stein Roe Funds
                                   Investment Trust              Exec. V.P.;
                                                                 Asst. Sec
                                 Liberty-Stein Roe Funds Income
                                   Trust                         Exec. V.P.;
                                                                 Asst. Sec
                                 Liberty-Stein Roe Funds
                                   Institutional Trust           Exec. V.P.;
                                                                 Asst. Sec
                                 Liberty-Stein Roe Funds Trust   Exec. V.P.;
                                                                 Asst. Sec
                                 Liberty-Stein Roe Funds
                                   Municipal Trust               Exec. V.P.;
                                                                 Asst. Sec
                                 Liberty-Stein Roe Advisor Trust Exec. V.P.;
                                                                 Asst. Sec
                                 SR&F Base Trust                 Exec. V.P.;
                                                                 Asst. Sec
                                 Stein Roe Variable Investment
                                   Trust                         Exec. V.P.;
                                                                 Asst. Sec
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Fund            Exec. V.P.;
                                                                 Asst. Sec
                                 Liberty-Stein Roe Institutional
                                   Floating Rate Income Fund     Exec. V.P.;
                                                                 Asst. Sec
                                 Stein Roe Floating Rate
                                   Limited Liability Company     Exec. V.P.;
                                                                 Asst. Sec

Carroll, Sheila A.  Sr.V.P.

Citrone, Frank, Jr. Sr.V.P.

Conlin, Nancy L.    Sr. V.P.;    Liberty Funds Trust I through
                    Sec.; Clerk    IX                            Secretary
                    IPC Mbr.;    Colonial High Income
                    Dir; Gen.      Municipal Trust               Secretary
                    Counsel      Colonial InterMarket Income
                                   Trust I                       Secretary
                                 Colonial Intermediate High
                                   Income Fund                   Secretary
                                 Colonial Investment Grade
                                   Municipal Trust               Secretary
                                 Colonial Municipal Income
                                   Trust                         Secretary
                                 Liberty Funds Distributor,
                                   Inc.                          Dir.; Clerk
                                 Liberty Funds Services, Inc.    Clerk; Dir.
                                 Liberty Funds Group LLC         V.P.; Gen.
                                                                 Counsel and
                                                                 Secretary
                                 Liberty Variable Investment
                                   Trust                         Secretary
                                 Colonial Advisory Services,
                                   Inc.                          Dir.; Clerk
                                 AlphaTrade Inc.                 Dir.; Clerk
                                 Liberty All-Star Equity Fund    Secretary
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Secretary
                                 Colonial Insured Municipal Fund Secretary
                                 Colonial California Insured
                                   Municipal Fund                Secretary
                                 Colonial New York Insured
                                   Municipal Fund                Secretary
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Secretary

Connaughton,        V.P.         Liberty Funds Trust I through
  J. Kevin                         VIII                          CAO; Controller
                                 Liberty Variable Investment
                                   Trust                         CAO; Controller
                                 Colonial High Income
                                   Municipal Trust               CAO; Controller
                                 Colonial Intermarket Income
                                   Trust I                       CAO; Controller
                                 Colonial Intermediate High
                                   Income Fund                   CAO; Controller
                                 Colonial Investment Grade
                                   Municipal Trust               CAO; Controller
                                 Colonial Municipal Income
                                   Trust                         CAO; Controller
                                 Liberty All-Star Equity Fund    Controller
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Controller
                                 Liberty Funds Trust IX          Controller
                                 Colonial Insured Municipal Fund CAO; Controller
                                 Colonial California Insured
                                   Municipal Fund                CAO; Controller
                                 Colonial New York Insured
                                   Municipal Fund                CAO; Controller
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  CAO; Controller
                                 Liberty-Stein Roe Funds
                                   Investment Trust              V.P.; Treasurer
                                 Liberty-Stein Roe Funds Income
                                   Trust                         V.P.; Treasurer
                                 Liberty-Stein Roe Funds
                                   Institutional Trust           V.P.; Treasurer
                                 Liberty-Stein Roe Funds Trust   V.P.; Treasurer
                                 Liberty-Stein Roe Funds
                                   Municipal Trust               V.P.; Treasurer
                                 Liberty-Stein Roe Advisor Trust V.P.; Treasurer
                                 SR&F Base Trust                 V.P.; Treasurer
                                 Stein Roe Variable Investment
                                   Trust                         V.P.; Treasurer
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Fund            V.P.; Treasurer
                                 Liberty-Stein Roe Institutional
                                   Floating Rate Income Fund     V.P.; Treasurer
                                 Stein Roe Floating Rate
                                   Limited Liability Company     V.P.; Treasurer

Daniszewski,        V.P.
 Joseph J.

Dearborn, James     V.P.

Desilets, Marian H. V.P.         Liberty Funds Distributor,
                                   Inc.                          V.P.
                                 Liberty Funds Trust I through
                                   IX                            Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial Intermarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 Liberty Variable Investment
                                   Trust                         Asst. Sec.
                                 Liberty All-Star Equity Fund    Asst. Sec.
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Asst. Sec.
                                 Colonial Insured Municipal Fund Asst. Sec
                                 Colonial California Insured
                                   Municipal Fund                Asst. Sec
                                 Colonial New York Insured
                                   Municipal Fund                Asst. Sec
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Asst. Sec

DiSilva-Begley,     V.P.         Colonial Advisory Services,     Compliance
 Linda              IPC Mbr.       Inc.                          Officer

Eckelman, Marilyn   Sr.V.P.

Ericson, Carl C.    Sr.V.P.      Colonial Intermediate High
                    IPC Mbr.       Income Fund                   V.P.
                                 Colonial Advisory Services,     Pres.; CEO
                                   Inc.                          and CIO

Evans, C. Frazier   Sr.V.P.      Liberty Funds Distributor,
                                   Inc.                          Mng. Director

Finnemore,          Sr.V.P.      Colonial Advisory Services,
 Leslie W.                         Inc.                          Sr. V.P.

Franklin,           Sr. V.P.     AlphaTrade Inc.                 President
 Fred J.            IPC Mbr.     Liberty Financial Companies,    Chief
                                   Inc.                         Compliance Ofcr;
                                                                 V.P.

Garrison,           V.P.         Stein Roe & Farnham
 William M.                        Incorporated                  V.P.

Gibson, Stephen E.  Dir.; Pres.; Liberty Funds Group LLC         Dir.;
                    CEO;                                         Pres.; CEO;
                    Chairman of                                  Exec. Cmte.
                    the Board;                                   Mbr.; Chm.
                    IPC Mbr.     Liberty Funds Distributor,
                                   Inc.                          Dir.; Chm.
                                 Colonial Advisory Services,
                                   Inc.                          Dir.; Chm.
                                 Liberty Funds Services, Inc.    Dir.; Chm.
                                 AlphaTrade Inc.                 Dir.
                                 Liberty Funds Trust I through
                                   VIII                          President
                                 Colonial High Income
                                   Municipal Trust               President
                                 Colonial InterMarket Income
                                   Trust I                       President
                                 Colonial Intermediate High
                                   Income Fund                   President
                                 Colonial Investment Grade
                                   Municipal Trust               President
                                 Colonial Municipal Income
                                   Trust                         President
                                 Stein Roe & Farnham             Asst. Chairman;
                                   Incorporated                  President
                                 Liberty Variable Investment
                                   Trust                         President
                                 Colonial Insured Municipal Fund President
                                 Colonial California Insured
                                   Municipal Fund                President
                                 Colonial New York Insured
                                   Municipal Fund                President
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  President
                                 Liberty-Stein Roe Funds
                                   Investment Trust              President
                                 Liberty-Stein Roe Funds Income
                                   Trust                         President
                                 Liberty-Stein Roe Funds
                                   Institutional Trust           President
                                 Liberty-Stein Roe Funds Trust   President
                                 Liberty-Stein Roe Funds
                                   Municipal Trust               President
                                 Liberty-Stein Roe Advisor Trust President
                                 SR&F Base Trust                 President
                                 Stein Roe Variable Investment
                                   Trust                         President
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Fund            President
                                 Liberty-Stein Roe Institutional
                                   Floating Rate Income Fund     President
                                 Stein Roe Floating Rate
                                   Limited Liability Company     President

Hansen, Loren A.    Sr. V.P.;    Stein Roe & Farnham
                    IPC Mbr.       Incorporated                  Exec. V.P.
                                 Liberty-Stein Roe Funds
                                   Investment Trust              Exec. V.P.
                                 Liberty-Stein Roe Funds Income
                                   Trust                         Exec. V.P.
                                 Liberty-Stein Roe Funds
                                   Institutional Trust           Exec. V.P.
                                 Liberty-Stein Roe Funds Trust   Exec. V.P.
                                 Liberty-Stein Roe Funds
                                   Municipal Trust               Exec. V.P.
                                 Liberty-Stein Roe Advisor Trust Exec. V.P.
                                 SR&F Base Trust                 Exec. V.P.
                                 Stein Roe Variable Investment
                                   Trust                         Exec. V.P.
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Fund            Exec. V.P.
                                 Liberty-Stein Roe Institutional
                                   Floating Rate Income Fund     Exec. V.P.
                                 Stein Roe Floating Rate
                                   Limited Liability Company     Exec. V.P.

Harasimowicz,       V.P.
 Stephen

Hartford, Brian     Sr.V.P.      Liberty-Stein Roe Funds
                                   Municipal Trust               V.P.

Haynie, James P.    Sr.V.P.      Colonial Advisory Services,
                                   Inc.                          Sr. V.P.
                                 Stein Roe & Farnham
                                   Incorporated                  Sr. V.P.

Held, Dorothy       V.P.

Hernon, Mary        V.P.

Hirschhorn,
 Harvey B.          Sr. V.P.     Stein Roe & Farnham
                                   Incorporated                  Exec. V.P.

Hounsell, Clare F.  V.P.         Stein Roe & Farnham
                                   Incorporated                  V.P.

Iudice,             V.P.;        Liberty Funds Group LLC         Controller,
 Philip J., Jr.     Controller                                   CAO, Asst.
                    Asst.                                        Treas.
                    Treasurer    Liberty Funds Distributor,      CFO,
                                   Inc.                          Treasurer
                                 Colonial Advisory Services,     Controller;
                                   Inc.                          Asst. Treas.
                                 AlphaTrade Inc.                 CFO, Treas.


Jacoby, Timothy J.  Sr. V.P.;    Liberty Funds Group LLC         V.P., Treasr.,
                                                                 CFO
                                 Liberty Funds Trust I through
                                   VIII                          Treasr.,CFO
                                 Colonial High Income
                                   Municipal Trust               Treasr.,CFO
                                 Colonial InterMarket Income
                                   Trust I                       Treasr.,CFO
                                 Colonial Intermediate High
                                   Income Fund                   Treasr.,CFO
                                 Colonial Investment Grade
                                   Municipal Trust               Treasr.,CFO
                                 Colonial Municipal Income
                                   Trust                         Treasr.,CFO
                                 Colonial Advisory Services,
                                   Inc.                          CFO, Treasr.
                                 Stein Roe & Farnham
                                   Incorporated                  Snr. V.P.
                                 Liberty Variable Investment
                                   Trust                         Treasurer, CFO
                                 Liberty All-Star Equity Fund    Treasurer
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Treasurer
                                 Liberty Funds Trust IX          Treasurer
                                 Colonial Insured Municipal Fund Treasr.; CFO
                                 Colonial California Insured
                                   Municipal Fund                Treasr.; CFO
                                 Colonial New York Insured
                                   Municipal Fund                Treasr.; CFO
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Treasr.; CFO
                                 Liberty-Stein Roe Funds
                                   Investment Trust              Senior V.P.
                                 Liberty-Stein Roe Funds Income
                                   Trust                         Senior V.P.
                                 Liberty-Stein Roe Funds
                                   Institutional Trust           Senior V.P.
                                 Liberty-Stein Roe Funds Trust   Senior V.P.
                                 Liberty-Stein Roe Funds
                                   Municipal Trust               Senior V.P.
                                 Liberty-Stein Roe Advisor Trust Senior V.P.
                                 SR&F Base Trust                 Senior V.P.
                                 Stein Roe Variable Investment
                                   Trust                         Senior V.P.
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Fund            Senior V.P.
                                 Liberty-Stein Roe Institutional
                                   Floating Rate Income Fund     Senior V.P.
                                 Stein Roe Floating Rate
                                   Limited Liability Company     Senior V.P.

Jansen, Deborah     Sr.V.P.      Stein Roe & Farnham
                                   Incorporated                  Senior V.P.

Jersild, North T.   V.P.         Stein Roe & Farnham
                                   Incorporated                  V.P.

Johnson, Gordon     V.P.

Kennedy, Michael T. Sr.V.P.      Stein Roe & Farnham
                                   Incorporated                  Sr. V.P.

Knudsen, Gail E.    V.P.         Liberty Funds Trust I through
                                   IX                            Asst. Treas.
                                 Colonial High Income
                                   Municipal Trust               Asst. Treas.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Treas.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Treas.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Treas.
                                 Colonial Municipal Income
                                   Trust                         Asst. Treas.
                                 Liberty Variable Investment
                                   Trust                         Asst. Treas.
                                 Liberty All-Star Equity Fund    Asst. Treas.
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Asst. Treas.
                                 Colonial Insured Municipal Fund Asst. Treas.
                                 Colonial California Insured
                                   Municipal Fund                Asst. Treas.
                                 Colonial New York Insured
                                   Municipal Fund                Asst. Treas.
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Asst. Treas.
                                 Liberty-Stein Roe Funds
                                   Investment Trust             V.P.; Controller
                                 Liberty-Stein Roe Funds Income
                                   Trust                        V.P.; Controller
                                 Liberty-Stein Roe Funds
                                   Institutional Trust          V.P.; Controller
                                 Liberty-Stein Roe Funds Trust  V.P.; Controller
                                 Liberty-Stein Roe Funds
                                   Municipal Trust              V.P.; Controller
                                 Liberty-Stein Roe Advisor TrustV.P.; Controller
                                 SR&F Base Trust                V.P.; Controller
                                 Stein Roe Variable Investment
                                   Trust                        V.P.; Controller
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Fund           V.P.; Controller
                                 Liberty-Stein Roe Institutional
                                   Floating Rate Income Fund    V.P.; Controller
                                 Stein Roe Floating Rate
                                   Limited Liability Company    V.P.; Controller

Lal, Ishwar         V.P.

Lapointe, Thomas    V.P.

Lasman, Gary        V.P.

Lennon, John E.     Sr.V.P.      Colonial Advisory Services,
                                   Inc.                          V.P.

Lenzi, Sharon       V.P.

Lessard, Kristen    V.P.

Loring, William
  C., Jr.           Sr.V.P.      Liberty-Stein Roe Funds
                                   Municipal Trust               V.P.

MacKinnon,
  Donald S.         Sr.V.P.

Marcus, Harold      V.P.

McGrath, Pamela     Sr.V.P.;
                    CFO;
                    Treasurer

Muldoon, Robert     V.P.

Newman, Maureen     Sr.V.P.      Liberty-Stein Roe Funds
                                   Municipal Trust               V.P.
                                 Liberty-Stein Roe Advisor Trust V.P.
                                 SR&F Base Trust                 V.P.

O'Brien, David      Sr.V.P.

Olsheskie, Mark     V.P.

Ostrander, Laura    Sr.V.P.      Colonial Advisory Services,
                                   Inc.                          V.P.

Palombo, Joseph R.  Dir.;        Colonial Advisory Services,
                    Exe.V.P.;      Inc.                          Dir.
                    IPC Mbr.;    Colonial High Income
                                   Municipal Trust               V.P.
                                 Colonial InterMarket Income
                                   Trust I                       V.P.
                                 Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Investment Grade
                                   Municipal Trust               V.P.
                                 Colonial Municipal Income
                                   Trust                         V.P.
                                 Liberty Funds Trust I through
                                   IX                            V.P.
                                 Liberty Funds Services, Inc.    Director
                                 Liberty Funds Group LLC         CAO; Ex. V.P.
                                 Liberty Funds Distributor,
                                   Inc.                          Director
                                 AlphaTrade Inc.                 Director
                                 Stein Roe & Farnham
                                   Incorporated                  Exec. V.P.
                                 Liberty Variable Investment
                                   Trust                         V.P.
                                 Liberty All-Star Equity Fund    V.P.
                                 Liberty All-Star Growth Fund,
                                   Inc.                          V.P.
                                 Colonial Insured Municipal Fund V.P.
                                 Colonial California Insured
                                   Municipal Fund                V.P.
                                 Colonial New York Insured
                                   Municipal Fund                V.P.
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  V.P.

Peishoff, William   V.P.

Peterson, Ann T.    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Pielech, Mitchell   V.P.

Pietropaolo,
  Vincent           V.P.;        Liberty Funds Group LLC        Asst. Sec.
                    Asst.
                    Sec.;
                    Counsel

Pope, David         V.P.

Quirk, Alison       Sr. V.P.

Reading, John       V.P.;        Liberty Funds Services, Inc.    Asst. Clerk
                    Asst.        Liberty Funds Group LLC         Asst. Sec.
                    Sec.;        Colonial Advisory Services,
                    Asst.          Inc.                          Asst. Clerk
                    Clerk and    Liberty Funds Distributor,
                    Counsel        Inc.                          Asst. Clerk
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Trust I through
                                   IX                            Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 Liberty Variable Investment
                                   Trust                         Asst. Sec.
                                 Liberty All-Star Equity Fund    Asst. Sec.
                                 Liberty All-Star Growth Fund,
                                   Inc.                          Asst. Sec.
                                 Colonial Insured Municipal Fund Asst. Sec
                                 Colonial California Insured
                                   Municipal Fund                Asst. Sec
                                 Colonial New York Insured
                                   Municipal Fund                Asst. Sec
                                 Liberty-Stein Roe Advisor
                                   Floating Rate Advantage Fund  Asst. Sec

Rega, Michael       V.P.         Colonial Advisory Services,
                                    Inc.                         V.P.

Richards, Scott B.  Sr. V.P.     Colonial Advisory Services,
                                    Inc.                         Senior V.P.

Roye, Michael       V.P.

Schermerhorn, Scott Sr. V.P.

Seibel, Sandra L.   V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Shields, Yvonne B.  V.P.         Stein Roe & Farnham
                                   Incorporated                  V.P.

Smalley, Gregg      V.P.

Spanos, Gregory J.  Sr. V.P.     Colonial Advisory Services,
                                   Inc.                          Exec. V.P.

Stevens, Richard    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Stoeckle, Mark      Sr.V.P.      Colonial Advisory Services,
                                   Inc.                          V.P.

Swayze, Gary        Sr.V.P.

Thomas, Ronald      V.P.

Turcotte,
  Frederick J.      V.P.         Liberty Funds Services, Inc.    V.P.
                                 Liberty Funds Distributor, Inc. V.P.
                                 Colonial Advisory Services,
                                   Inc.                          V.P.
                                 AlphaTrade Inc.                 V.P.
                                 Liberty Funds Group LLC         V.P.
                                 Liberty Financial Services,
                                   Inc.                          V.P.
                                 Liberty Financial Companies,
                                   Inc.                          V.P. and
                                                                 Managing Dir
                                                                 of Taxation
                                 LREG, Inc.                      V.P.
                                 Liberty Newport Holdings,
                                   Limited                       V.P.
                                 Newport Pacific Management,
                                   Inc.                          V.P.
                                 Newport Fund Management, Inc.   V.P.
                                 Newport Private Equity Asia,
                                   Inc.                          V.P.
                                 Independent Holdings, Inc.      V.P.
                                 IFS Agencies, Inc.              V.P.
                                 IFMG Agencies of Maine, Inc.    V.P.
                                 IFMG of Oklahoma, Inc.          V.P.
                                 IFS Agencies of Alabama, Inc.   V.P.
                                 IFS Agencies of New Mexico,
                                   Inc.                          V.P.
                                 IFS Insurance Agencies of
                                   Ohio, Inc.                    V.P.
                                 IFS Insurance Agencies of
                                   Texas, Inc.                   V.P.
                                 Liberty Securities Corporation  V.P.
                                 Stein Roe Services, Inc.        V.P.
                                 Stein Roe & Farnham
                                   Incorporated                  V.P.
                                 Stein Roe Futures, Inc.         V.P.
                                 Progress Investment Management
                                   Company                       V.P.
                                 Crabbe Huson Group, Inc.        V.P.

Wallace, John R.    V.P.         Colonial Advisory Services,
                    Asst.Tres.     Inc.                          Asst. Treas.
                                 Liberty Funds Group LLC         Asst. Treas.

Ware, Elizabeth M.  V.P.

White, John         V.P.

Wiley, Christine    V.P.

Wiley, Peter        V.P.

------------------------------------------------
*The Principal address of all of the officers and directors of the investment advisor is One Financial Center, Boston, MA 02111.




                                    Newport

         Newport is a direct wholly owned subsidiary of Newport Pacific Management, Inc. ("Newport Pacific"). Newport Pacific is a direct wholly owned subsidiary of Liberty Newport Holdings, Ltd. ("LNH"). LNH is a direct wholly owned subsidiary of Liberty Financial.

Name and Current Position with Adviser                                  Other Positions During
                                                                        Past Two Fiscal Years

Thomas R. Tuttle                    President                           Holds same offices at Newport
                                                                        Pacific Management, Inc.
R James Carlson                     Chief Operating Officer,            Holds same offices at Newport
                                    Treasurer, Secretary and Chief      Pacific Management, Inc.:
                                    Compliance Officer                  Controller and Compliance Officer
                                                                        of Spare, Kaplan, Bischel &
                                                                        Associates, Inc., San Francisco
Lindsay Cook                        Senior Vice President and Director  Executive Vice President since
                                                                        February 1997; Senior Vice
                                                                        President of Liberty Financial
                                                                        prior thereto
John Mussey                         Director and Vice Chairman          Holds same offices at Newport
                                                                        Pacific Management, Inc.
Michael Ellis                       Senior Vice President               Senior Vice President of Newport
                                                                        Pacific Management, Inc.
Christopher H. Legallet             Senior Vice President               Senior Vice President of Newport
                                                                        Pacific Management, Inc.,: Managing
                                                                        Director of Jupiter Asset
                                                                        Management (Asia) Ltd., Hong Kong
David Richie Smith                  Senior Vice President               Senior Vice President of Newport
                                                                        Pacific Management, Inc.
Lynda Couch                         Managing Director                   --


                                    The  principal  business  address of Newport
                                    and   Messrs.   Mussey,    Carlson,   Ellis,
                                    Legallet,  Smith and Tuttle and Ms. Couch is
                                    580  California  Street,   Suite  1960,  San
                                    Francisco, California 94104. The principal address of each other person listed in the preceding table is 600 Atlantic Avenue, Suite 2400, Boston, Massachusetts 02210.


Item 27.                             Principal Underwriter


(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust, Stein Roe Floating Rate Income Fund, Stein Roe Institutional Floating Rate Income Fund,
      SteinRoe Variable Investment Trust and Stein Roe Trust.

(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

                       Position and Offices Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Anderson, Judith       V.P.                  None


Babbitt, Debra         V.P. and              None
                       Comp. Officer

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alex       V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Burtman, Tracy         V.P.                  None

Carroll, Sean          V.P.                  None

Campbell, Patrick      V.P.                  None

Chrzanowski,           V.P.                  None
 Daniel

Clapp, Elizabeth A.    Managing Director     None

Claiborne, Doug        V.P.                  None

Conlin, Nancy L.       Dir; Clerk            Secretary

Davey, Cynthia         Sr. V.P.              None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

Downey, Christopher    V.P.                  None

Dupree, Robert         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Evitts, Stephen        V.P.                  None

Feldman, David         Managing Director     None

Fifield, Robert        V.P.                  None

Fragasso, Philip       Managing Director     None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Hodgkins, Joseph       Sr. V.P.              None

Huennekens, James      V.P.                  None

Hussey, Robert         Sr. V.P.              None

Iudice, Jr., Philip    Treasurer and CFO     None

Jones, Cynthia         V.P.                  None

Jones, Jonathan        V.P.                  None

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Lichtenberg, Susyn     V.P.                  None

Lynn, Jerry            V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, John           Sr. V.P.              None

Martin, Peter          V.P.                  None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Shea, Kevin          Managing Director     None

Palombo, Joseph R.     Director              Vice President

Piken, Keith           V.P.                  None

Place, Jeffrey         Managing Director     None

Powell, Douglas        V.P.                  None

Quirk, Frank           V.P.                  None

Raftery-Arpino, Linda  Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Robb, Douglas          V.P.                  None

Santosuosso, Louise    Sr. V.P.              None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      V.P.                  None

Sinatra, Peter         V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO; Co-President     None

Tasiopoulos, Lou       Co-President          None

Torrisi, Susan         V.P.                  None

VanEtten, Keith H.     Sr. V.P.              None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.




Item 28.                             Location of Accounts and Records

                                     The following  entities prepare,  maintain,
                                     and  preserve   the  records   required  by
                                     Section 31(a) of the Investment Company Act
                                     of   1940   (the   "1940   Act")   for  the
                                     Registrant.  These services are provided to
                                     the Registrant  through written  agreements
                                     between the parties to the effect that such
                                     services will be provided to the Registrant
                                     for such  periods  prescribed  by the rules
                                     and   regulations  of  the  Securities  and
                                     Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

                                     The Chase  Manhattan  Bank,  3 Chase  Metro
                                     Tech Center, 8th Floor,  Brooklyn, New York
                                     11745,  serves as custodian  for all series
                                     of  the  Trust.   In  such  capacity,   the
                                     custodian  bank  keeps  records   regarding
                                     securities  and other assets in custody and
                                     in  transfer,  bank  statements,   canceled
                                     checks,  financial  books and records,  and
                                     other  records  relating  to its  duties as
                                     custodian.  Liberty Funds  Services,  Inc.,
                                     One  Financial  Center,  Boston,  MA 02111,
                                     serves as the  transfer  agent and dividend
                                     disbursing agent for the Registrant, and in
                                     such  capacities is responsible for records
                                     regarding  each  shareholder's  account and
                                     all disbursements made to shareholders.  In
                                     addition,   LASC,   pursuant  to  its  Fund
                                     Management  Agreements  with the Registrant
                                     with respect to the Trust, has delegated to
                                     (i) Colonial, One Financial Center, Boston,
                                     Massachusetts   02111,   and  (ii)  Liberty
                                     Financial  Companies,  Inc.,  600  Atlantic
                                     Avenue,  Boston,  Massachusetts  02210, the
                                     obligation to maintain the records required
                                     pursuant to such agreements.  Colonial also
                                     maintains  all  records   pursuant  to  its
                                     Pricing and Bookkeeping  Agreement with the
                                     Trust. LFDI, One Financial Center,  Boston,
                                     MA 02111,  serves as principal  underwriter
                                     for  the  Trust,   and  in  such   capacity
                                     maintains all records required  pursuant to
                                     its   underwriting   Agreement   with   the
                                     Registrant.

Item 29.                             Management Services

                                     LASC,   pursuant   to  its   Fund   Managed
                                     Agreements with the Trust, has delegated its duties thereunder to provide certain administrative services to the Trust to Colonial and Liberty Financial.

Item 30.                             Undertakings
                                     Not Applicable

                              ******************

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Liberty Variable Investment Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty Variable Investment Trust, certifies that it has duly caused this Post-Effective Amendment No.
19 to its Registration Statement under the Securities Act of 1933 and Amendment No. 20 under the Investment Company Act of 1940, to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on this 16th day of March, 2000.

                        LIBERTY VARIABLE INVESTMENT TRUST



                                       By:    /s/STEPHEN E. GIBSON
                                              Stephen E. Gibson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                                      TITLE                                   DATE






/s/STEPHEN E. GIBSON                            President (chief                              March 16, 2000
-----------------
Stephen E. Gibson                               Executive officer)







/s/TIMOTHY J. JACOBY                            Treasurer and Chief Financial Officer         March 16, 2000
-----------------
Timothy J. Jacoby                               (principal financial officer)







/s/J. Kevin Connaughton                         Controller and Chief Accounting               March 16, 2000
--------------------
J. Kevin Connaughton                            Officer (principal accounting officer)


/s/TOM BLEASDALE*                                  Trustee
Tom Bleasdale


/s/JOHN V. CARBERRY*                               Trustee
John V. Carberry


/s/LORA S. COLLINS*                                Trustee
Lora S. Collins


/s/JAMES E. GRINNELL*                              Trustee
James E. Grinnell


/s/RICHARD W. LOWRY*                               Trustee  */s/ SUZAN M. BARRON
Richard W. Lowry                                                 Suzan M. Barron
                                                                Attorney-in-fact
                                                                For each Trustee
/s/SALVATORE MACERA*                               Trustee        March 16, 2000
Salvatore Macera


/s/WILLIAM E. MAYER*                               Trustee
William E. Mayer


/s/JAMES L. MOODY, JR. *                           Trustee
James L. Moody, Jr.


/s/JOHN J. NEUHAUSER*                              Trustee
John J. Neuhauser


/s/THOMAS E. STITZEL*                              Trustee
Thomas E. Stitzel


/s/ROBERT L. SULLIVAN*                             Trustee
Robert L. Sullivan


/s/ANNE-LEE VERVILLE*                              Trustee
Anne-Lee Verville

                                    EXHIBITS

      (p)(1)                     Code of Ethics of LASC

      (p)(2)                     Code of Ethics of Funds, LFDI and Colonial

      (p)(3)                     Code of Ethics of Newport